UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Aptus Collared Investment Opportunity ETF
ACIO (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus Collared Investment Opportunity ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/acio/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Collared Investment Opportunity ETF	$43	0.79%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,214,166,647
Number of Holdings	146
Net Advisory Fee	$7,999,413
Portfolio Turnover	15%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.2%
Visa, Inc.	1.8%
JPMorgan Chase & Co.	1.8%

Security Type	(% of Net Assets)
Common Stocks	99.6%
Purchased Options	0.8%
Money Market Funds	0.4%
Written Options	-1.2%
Cash & Other	0.4%

Top Sectors	(% of Net Assets)
Technology	35.4%
Communications	15.1%
Financial	14.2%
Consumer, Non-cyclical	12.5%
Consumer, Cyclical	8.3%
Industrial	7.3%
Energy	2.8%
Utilities	2.3%
Basic Materials	1.7%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/acio/.
Aptus Collared Investment Opportunity ETF	PAGE 1	TSR-SAR-26922A222

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Collared Investment Opportunity ETF	PAGE 2	TSR-SAR-26922A222

Aptus Deferred Income ETF
DEFR (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus Deferred Income ETF for the period of May 13, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/defr/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus Deferred Income ETF	$38	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$88,771,135
Number of Holdings	11
Net Advisory Fee	$225,837
Portfolio Turnover	0%
30-Day SEC Yield	-0.48%
30-Day SEC Yield Unsubsidized	-0.48%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $250.00	67.8%
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $750.00	21.2%
U.S. Treasury Bill 11/12/2025, 4.28%	6.8%
RCXTSOA7 TRS 05/14/2030	1.8%
iShares 7-10 Year Treasury Bond ETF, Expiration: 11/21/2025; Exercise Price: $94.90	1.4%
First American Treasury Obligations Fund - Class X	0.8%
iShares 7-10 Year Treasury Bond ETF, Expiration: 11/21/2025; Exercise Price: $94.90	0.3%
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $250.00 (Short)	-0.0%
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $750.00 (Short)	-0.0%
iShares 7-10 Year Treasury Bond ETF, Expiration: 11/21/2025; Exercise Price: $94.90 (Short)	-0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
Aptus Deferred Income ETF	PAGE 1	TSR-SAR-26922B451

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/defr/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Deferred Income ETF	PAGE 2	TSR-SAR-26922B451

Aptus Defined Risk ETF
DRSK (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus Defined Risk ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/drsk/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Defined Risk ETF	$36	0.69%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,453,108,968
Number of Holdings	42
Net Advisory Fee	$4,548,166
Portfolio Turnover	8%
30-Day SEC Yield	3.66%
30-Day SEC Yield Unsubsidized	3.66%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
Invesco BulletShares 2032 Corporate Bond ETF	12.0%
Invesco BulletShares 2031 Corporate Bond ETF	11.7%
iShares iBonds Dec 2029 Term Corporate ETF	10.5%
iShares iBonds Dec 2031 Term Corporate ETF	10.3%
Invesco BulletShares 2030 Corporate Bond ETF	10.2%
Invesco BulletShares 2033 Corporate Bond ETF	9.9%
iShares iBonds Dec 2030 Term Corporate ETF	8.8%
iShares iBonds Dec 2032 Term Corporate ETF	8.3%
iShares iBonds Dec 2027 Term Corporate ETF	4.8%
Invesco BulletShares 2029 Corporate Bond ETF	4.4%

Security Type	(% of Net Assets)
Exchange Traded Funds	90.9%
Purchased Options	9.2%
Money Market Funds	1.3%
Written Options	-1.7%
Cash & Other	0.3%

Top Sectors	(% of Net Assets)
Investment Grade Corporate Bonds	90.9%
Cash & Other	9.1%
Aptus Defined Risk ETF	PAGE 1	TSR-SAR-26922A388

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/drsk/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Defined Risk ETF	PAGE 2	TSR-SAR-26922A388

Aptus Drawdown Managed Equity ETF
ADME (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus Drawdown Managed Equity ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/adme/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Drawdown Managed Equity ETF	$43	0.79%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$250,512,095
Number of Holdings	95
Net Advisory Fee	$921,472
Portfolio Turnover	14%
30-Day SEC Yield	0.32%
30-Day SEC Yield Unsubsidized	0.32%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.4%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.2%
JPMorgan Chase & Co.	1.8%
Visa, Inc.	1.8%

Security Type	(% of Net Assets)
Common Stocks	99.0%
Purchased Options	1.1%
Money Market Funds	0.5%
Written Options	-0.6%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Technology	35.3%
Communications	15.0%
Financial	14.1%
Consumer, Non-cyclical	12.4%
Consumer, Cyclical	8.3%
Industrial	7.3%
Energy	2.8%
Utilities	2.2%
Basic Materials	1.6%
Cash & Other	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/adme/.
Aptus Drawdown Managed Equity ETF	PAGE 1	TSR-SAR-26922A784

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Drawdown Managed Equity ETF	PAGE 2	TSR-SAR-26922A784

Aptus Enhanced Yield ETF
JUCY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus Enhanced Yield ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/jucy/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Enhanced Yield ETF	$30	0.59%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$222,878,013
Number of Holdings	10
Net Advisory Fee	$746,904
Portfolio Turnover	0%
30-Day SEC Yield	3.03%
30-Day SEC Yield Unsubsidized	3.03%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
U.S. Treasury Notes	87.6%
U.S. Treasury Bills	6.7%
First American Treasury Obligations Fund - Class X	3.8%
RCXTEVHT TRS 01/05/2027	1.3%

Security Type	(% of Net Assets)
U.S. Treasury Securities	87.6%
U.S. Treasury Bills	6.7%
Money Market Funds	3.8%
Total Return Swaps	1.3%
Cash & Other	0.6%

Top Sectors	(% of Net Assets)
U.S. Government	94.3%
Cash & Other	5.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/jucy/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Enhanced Yield ETF	PAGE 1	TSR-SAR-26922B642

Aptus International Enhanced Yield ETF
IDUB (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus International Enhanced Yield ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/idub/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus International Enhanced Yield ETF	$21	0.39%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$368,926,099
Number of Holdings	6
Net Advisory Fee	$647,710
Portfolio Turnover	54%
30-Day SEC Yield	2.36%
30-Day SEC Yield Unsubsidized	2.36%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
iShares Core MSCI EAFE ETF	50.4%
SPDR Portfolio Emerging Markets ETF	30.8%
iShares Core MSCI International Developed Markets ETF	17.4%
RCXTGVHT TRS 01/05/2027	1.1%
First American Treasury Obligations Fund - Class X	0.2%
U.S. Treasury Bills	0.1%

Security Type	(% of Net Assets)
Exchange Traded Funds	98.6%
Total Return Swaps	1.1%
Money Market Funds	0.2%
U.S. Treasury Bills	0.1%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Developed Market Equity	67.8%
Emerging Market Equity	30.8%
Cash & Other	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/idub/.
Aptus International Enhanced Yield ETF	PAGE 1	TSR-SAR-26922B709

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus International Enhanced Yield ETF	PAGE 2	TSR-SAR-26922B709

Aptus Large Cap Enhanced Yield ETF
DUBS (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus Large Cap Enhanced Yield ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/dubs/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Large Cap Enhanced Yield ETF	$22	0.39%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$269,605,969
Number of Holdings	365
Net Advisory Fee	$474,869
Portfolio Turnover	4%
30-Day SEC Yield	0.77%
30-Day SEC Yield Unsubsidized	0.77%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.4%
Apple, Inc.	7.0%
Microsoft Corp.	6.6%
Alphabet, Inc.	5.0%
BNY Mellon US Large Cap Core Equity ETF	4.7%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc.	1.5%

Security Type	(% of Net Assets)
Common Stocks	92.6%
Exchange Traded Funds	4.7%
Money Market Funds	1.4%
Total Return Swaps	1.2%
Cash & Other	0.1%

Top Sectors	(% of Net Assets)
Technology	32.9%
Communications	15.6%
Consumer, Non-cyclical	12.3%
Financial	12.2%
Consumer, Cyclical	7.5%
Industrial	6.3%
Energy	2.5%
Utilities	2.0%
Basic Materials	1.3%
Cash & Other	7.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/dubs/.
Aptus Large Cap Enhanced Yield ETF	PAGE 1	TSR-SAR-26922B535

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Large Cap Enhanced Yield ETF	PAGE 2	TSR-SAR-26922B535

Aptus Large Cap Upside ETF
UPSD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus Large Cap Upside ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/upsd/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Large Cap Upside ETF	$43	0.79%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$94,853,422
Number of Holdings	105
Net Advisory Fee	$308,147
Portfolio Turnover	18%
30-Day SEC Yield	0.68%
30-Day SEC Yield Unsubsidized	0.68%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	5.7%
RCXTSOA6 TRS 01/26/2026, RCXTSOA6 TRS 09/08/2026, RCXTSOA6 TRS 04/07/2027	5.1%
Apple, Inc.	5.0%
Microsoft Corp.	4.7%
First American Treasury Obligations Fund - Class X	3.0%
Amazon.com, Inc.	2.3%
Cencora, Inc.	1.8%
Alphabet, Inc. - Class A	1.4%
Lockheed Martin Corp.	1.4%
Cboe Global Markets, Inc.	1.4%

Security Type	(% of Net Assets)
Common Stocks	91.9%
Total Return Swaps	5.1%
Money Market Funds	3.0%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	26.7%
Technology	23.2%
Financial	13.7%
Communications	12.3%
Consumer, Cyclical	5.4%
Industrial	5.1%
Utilities	2.6%
Energy	2.4%
Basic Materials	0.5%
Cash & Other	8.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/upsd/.
Aptus Large Cap Upside ETF	PAGE 1	TSR-SAR-26922B444

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Large Cap Upside ETF	PAGE 2	TSR-SAR-26922B444

Opus Small Cap Value ETF
OSCV (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Opus Small Cap Value ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/oscv/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Opus Small Cap Value ETF	$42	0.79%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$647,364,467
Number of Holdings	65
Net Advisory Fee	$2,413,363
Portfolio Turnover	6%
30-Day SEC Yield	1.31%
30-Day SEC Yield Unsubsidized	1.31%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund - Class X	3.7%
Curtiss-Wright Corp.	3.1%
Primoris Services Corp.	3.0%
Ensign Group, Inc.	2.9%
Viper Energy, Inc.	2.5%
Texas Roadhouse, Inc.	2.5%
Hanover Insurance Group, Inc.	2.4%
Hawkins, Inc.	2.4%
American Healthcare REIT, Inc.	2.3%
Encompass Health Corp.	2.3%

Security Type	(% of Net Assets)
Common Stocks	96.3%
Money Market Funds	3.7%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Financial	35.7%
Industrial	20.2%
Consumer, Cyclical	11.7%
Consumer, Non-cyclical	9.9%
Energy	7.6%
Utilities	5.0%
Basic Materials	3.2%
Technology	1.7%
Communications	1.3%
Cash & Other	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/oscv/.
Opus Small Cap Value ETF	PAGE 1	TSR-SAR-26922A446

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Opus Small Cap Value ETF	PAGE 2	TSR-SAR-26922A446

Aptus April Buffer ETF
APRB (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus April Buffer ETF for the period of October 13, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/aprb/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus April Buffer ETF	$1	0.25%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,574,550
Number of Holdings	5
Net Advisory Fee	$146
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $6.63	100.2%
First American Treasury Obligations Fund - Class X	80.7%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $663.04	2.9%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $563.58	-0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $709.98	-2.7%

Security Type	(% of Net Assets)
Purchased Options	103.1%
Money Market Funds	80.7%
Written Options	-3.6%
Cash & Other	-80.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/aprb/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus April Buffer ETF	PAGE 1	TSR-SAR-268961877

Aptus January Buffer ETF
JANB (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus January Buffer ETF for the period of October 13, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/janb/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus January Buffer ETF	$1	0.25%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,261,897
Number of Holdings	4
Net Advisory Fee	$146
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $6.63	96.1%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $663.04	1.4%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $563.58	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $686.64	-2.3%

Security Type	(% of Net Assets)
Purchased Options	97.5%
Cash & Other	5.0%
Written Options	-2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/janb/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus January Buffer ETF	PAGE 1	TSR-SAR-268961885

Aptus July Buffer ETF
JULB (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus July Buffer ETF for the period of October 13, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/julb/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus July Buffer ETF	$1	0.25%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,137,924
Number of Holdings	5
Net Advisory Fee	$146
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $6.63	100.1%
First American Treasury Obligations Fund - Class X	88.5%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $663.04	3.9%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $563.58	-1.5%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $732.20	-2.9%

Security Type	(% of Net Assets)
Purchased Options	104.0%
Money Market Funds	88.5%
Written Options	-4.4%
Cash & Other	-88.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/julb/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus July Buffer ETF	PAGE 1	TSR-SAR-268961869

Aptus October Buffer ETF
OCTB (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Aptus October Buffer ETF for the period of October 13, 2025 to October 31, 2025. You can find additional information about the Fund at https://aptusetfs.com/octb/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus October Buffer ETF	$1	0.25%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$9,869,551
Number of Holdings	5
Net Advisory Fee	$162
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $6.63	99.8%
First American Treasury Obligations Fund - Class X	82.1%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $663.04	4.8%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $563.58	-2.1%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $754.21	-2.9%

Security Type	(% of Net Assets)
Purchased Options	104.6%
Money Market Funds	82.1%
Written Options	-5.0%
Cash & Other	-81.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/octb/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus October Buffer ETF	PAGE 1	TSR-SAR-268961851

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

APTUS COLLARED INVESTMENT OPPORTUNITY ETF (ACIO)
APTUS DEFERRED INCOME ETF (DEFR)
APTUS DEFINED RISK ETF (DRSK)
APTUS DRAWDOWN MANAGED EQUITY ETF (ADME)
APTUS ENHANCED YIELD ETF (JUCY)
APTUS INTERNATIONAL ENHANCED YIELD ETF (IDUB)
APTUS LARGE CAP ENHANCED YIELD ETF (DUBS)
APTUS LARGE CAP UPSIDE ETF (UPSD)
OPUS SMALL CAP VALUE ETF (OSCV)
Semi-Annual Financial Statements and Additional Information
October 31, 2025 (Unaudited)

Aptus Collared Investment Opportunity ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Basic Materials - 1.7%
Linde PLC(a)	42,932	$17,958,456
Newmont Corp.(a)(b)	135,178	10,945,363
Sherwin-Williams Co.(a)	22,677	7,822,204
		36,726,023
Communications - 15.1%
Alphabet, Inc. - Class C(a)(b)	391,575	110,353,667
Amazon.com, Inc.(a)(c)	366,910	89,606,760
Comcast Corp. - Class A(a)	141,356	3,934,644
Meta Platforms, Inc. - Class A(a)	82,852	53,717,094
Motorola Solutions, Inc.(a)	29,717	12,086,201
Netflix, Inc.(a)(c)	30,266	33,863,417
Robinhood Markets, Inc. - Class A(c)	45,183	6,631,961
T-Mobile US, Inc.(a)	72,971	15,327,559
Uber Technologies, Inc.(a)(b)(c)	86,863	8,382,279
		333,903,582
Consumer, Cyclical - 8.3%
Costco Wholesale Corp.(a)	17,344	15,808,189
Lowe’s Cos., Inc.	91,913	21,887,243
Marriott International, Inc. - Class A(a)	79,632	20,750,507
McDonald’s Corp.(a)(b)	68,621	20,478,565
PulteGroup, Inc.(a)(b)	107,375	12,871,041
Tesla, Inc.(a)(c)	107,358	49,015,368
TJX Cos., Inc.(a)(b)	126,475	17,724,206
Walmart, Inc.(a)(b)	251,360	25,432,605
		183,967,724
Consumer, Non-cyclical - 12.5%
Abbott Laboratories(a)	110,165	13,618,597
AbbVie, Inc.(a)(b)	77,066	16,803,471
Altria Group, Inc.(a)	221,823	12,506,381
Amgen, Inc.(a)	24,678	7,364,656
Boston Scientific Corp.(c)	57,700	5,811,544
Cintas Corp.(a)	88,872	16,287,571
Elevance Health, Inc.(a)	24,283	7,702,568
Eli Lilly & Co.(a)	30,540	26,351,744
Gilead Sciences, Inc.	49,803	5,965,901
Intuitive Surgical, Inc.(a)(b)(c)	38,991	20,832,111
Johnson & Johnson(a)(b)	64,747	12,228,766
Merck & Co., Inc.	151,774	13,049,529
Mondelez International, Inc. - Class A	168,129	9,660,692
PepsiCo, Inc.	145,734	21,290,280
Procter & Gamble Co.(a)(b)	116,209	17,474,347
Stryker Corp.(a)	86,805	30,923,413
Thermo Fisher Scientific, Inc.	39,876	22,625,244
UnitedHealth Group, Inc.	36,651	12,518,516
Vertex Pharmaceuticals, Inc.(c)	9,079	3,863,750
		276,879,081

	Shares	Value
Energy - 2.8%
Devon Energy Corp.	325,161	$10,564,481
Diamondback Energy, Inc.(a)(b)	77,814	11,142,187
Exxon Mobil Corp.(a)(b)	318,289	36,399,530
SLB Ltd.(a)	116,908	4,215,702
		62,321,900
Financial - 14.2%
American Express Co.(b)	33,170	11,965,414
American Tower Corp.(a)	66,495	11,901,275
Berkshire Hathaway, Inc. - Class B(a)(c)	70,652	33,739,156
Blackrock, Inc.(a)	24,294	26,305,786
Citigroup, Inc.(a)(b)	181,354	18,358,465
Digital Realty Trust, Inc.(a)(b)	76,992	13,120,207
Intercontinental Exchange, Inc.(a)	91,160	13,335,796
JPMorgan Chase & Co.(a)(b)	129,854	40,400,177
Marsh & McLennan Cos., Inc.(a)	81,091	14,446,362
Morgan Stanley(a)(b)	175,617	28,801,188
PNC Financial Services Group, Inc.	106,838	19,503,277
Progressive Corp.(a)	131,230	27,033,380
Public Storage(a)	28,776	8,015,843
Visa, Inc. - Class A(a)	119,059	40,568,164
Welltower, Inc.(a)	39,461	7,144,019
		314,638,509
Industrial - 7.3%
Amphenol Corp. - Class A(b)	51,175	7,130,724
Caterpillar, Inc.(b)	61,429	35,460,505
CSX Corp.(a)	476,547	17,165,223
Deere & Co.(a)	28,741	13,267,708
Eaton Corp. PLC(a)(b)	50,371	19,219,559
General Electric Co.(a)(b)	52,863	16,332,024
Honeywell International, Inc.(a)(b)	69,548	14,002,099
Northrop Grumman Corp.(a)	40,341	23,536,956
RTX Corp.(b)	53,781	9,599,908
Trane Technologies PLC	14,725	6,606,371
		162,321,077
Technology - 35.4%(d)
Advanced Micro Devices, Inc.(b)(c)	64,888	16,619,115
Analog Devices, Inc.(a)(b)	81,142	18,997,776
Apple, Inc.(a)(b)	562,503	152,083,936
Broadcom, Inc.(a)(b)	182,498	67,456,736
Broadridge Financial Solutions, Inc.(a)	37,152	8,188,301
Crowdstrike Holdings, Inc. - Class A(a)(b)(c)	38,785	21,060,643
International Business Machines Corp.(a)(b)	37,328	11,475,000
Intuit, Inc.(a)	31,190	20,820,885
Lam Research Corp.(b)	239,505	37,712,457
Microsoft Corp.(a)(b)	281,235	145,626,295
NVIDIA Corp.(a)	923,349	186,968,939
Oracle Corp.(a)	65,846	17,291,818
Palantir Technologies, Inc. - Class A(b)(c)	81,964	16,431,323

The accompanying notes are an integral part of these financial statements.

1

Aptus Collared Investment Opportunity ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
QUALCOMM, Inc.(a)		44,433	$8,037,930
Salesforce, Inc.		37,972	9,888,289
ServiceNow, Inc.(a)(c)		31,712	29,152,207
Texas Instruments, Inc.		38,257	6,176,975
Tyler Technologies, Inc.(a)(c)		20,161	9,601,878
			783,590,503
Utilities - 2.3%
Duke Energy Corp.(a)(b)		136,916	17,018,659
NextEra Energy, Inc.(a)(b)		111,588	9,083,263
Southern Co.(a)(b)		263,676	24,796,091
			50,898,013
TOTAL COMMON STOCKS (Cost $1,579,706,904)			$2,205,246,412
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.8%(c)(f)(g)
Call Options - 0.0%(e)
T-Mobile US, Inc., Expiration: 11/21/2025; Exercise Price: $255.00	$2,940,700	140	5,250
Put Options - 0.8%
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $6,500.00	2,052,060,000	3,000	17,595,000
TOTAL PURCHASED OPTIONS (Cost $14,852,931)			17,600,250
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.98%(h)		9,053,305	9,053,305
TOTAL MONEY MARKET FUNDS (Cost $9,053,305)			9,053,305
TOTAL INVESTMENTS - 100.8% (Cost $1,603,613,140)			$2,231,899,967
Liabilities in Excess of Other Assets - (0.8)%(i)			(17,733,320)
TOTAL NET ASSETS - 100.0%			$2,214,166,647
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of October 31, 2025 is $1,716,782,162.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(i)	Includes cash of $214,794 that is pledged as collateral for written options.
The accompanying notes are an integral part of these financial statements.

2

Aptus Collared Investment Opportunity ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.2)%(a)(b)
Call Options - (1.0)%
AbbVie, Inc., Expiration: 01/16/2026; Exercise Price: $260.00	$(2,180,400)	(100)	$(5,700)
Advanced Micro Devices, Inc.
Expiration: 01/16/2026; Exercise Price: $250.00	(7,683,600)	(300)	(968,250)
Expiration: 01/16/2026; Exercise Price: $300.00	(3,841,800)	(150)	(210,750)
Alphabet, Inc.
Expiration: 01/16/2026; Exercise Price: $300.00	(11,272,800)	(400)	(454,000)
Expiration: 01/16/2026; Exercise Price: $360.00	(16,909,200)	(600)	(99,300)
American Express Co.
Expiration: 01/16/2026; Exercise Price: $360.00	(3,246,570)	(90)	(171,225)
Expiration: 01/16/2026; Exercise Price: $380.00	(1,442,920)	(40)	(39,200)
Amphenol Corp.
Expiration: 01/16/2026; Exercise Price: $160.00	(1,741,750)	(125)	(40,625)
Expiration: 01/16/2026; Exercise Price: $170.00	(1,741,750)	(125)	(21,250)
Analog Devices, Inc., Expiration: 12/19/2025; Exercise Price: $270.00	(5,619,120)	(240)	(53,400)
Apple, Inc.
Expiration: 12/19/2025; Exercise Price: $290.00	(40,555,500)	(1,500)	(445,500)
Expiration: 01/16/2026; Exercise Price: $300.00	(27,037,000)	(1,000)	(291,000)
Broadcom, Inc.
Expiration: 01/16/2026; Exercise Price: $460.00	(9,240,750)	(250)	(241,250)
Expiration: 01/16/2026; Exercise Price: $500.00	(13,306,680)	(360)	(189,000)
Caterpillar, Inc., Expiration: 01/16/2026; Exercise Price: $450.00	(34,635,600)	(600)	(8,095,500)
Citigroup, Inc.
Expiration: 11/21/2025; Exercise Price: $110.00	(3,036,900)	(300)	(11,100)
Expiration: 12/19/2025; Exercise Price: $110.00	(3,036,900)	(300)	(40,800)
Expiration: 01/16/2026; Exercise Price: $115.00	(3,036,900)	(300)	(42,750)
Crowdstrike Holdings, Inc.
Expiration: 11/21/2025; Exercise Price: $570.00	(5,430,100)	(100)	(107,000)
Expiration: 01/16/2026; Exercise Price: $600.00	(2,715,050)	(50)	(127,000)
Diamondback Energy, Inc., Expiration: 01/16/2026; Exercise Price: $170.31	(2,863,800)	(200)	(56,000)
Digital Realty Trust, Inc., Expiration: 01/16/2026; Exercise Price: $200.00	(1,704,100)	(100)	(15,500)
Duke Energy Corp., Expiration: 01/16/2026; Exercise Price: $135.00	(3,231,800)	(260)	(16,250)
Eaton Corp. PLC, Expiration: 01/16/2026; Exercise Price: $450.00	(3,052,480)	(80)	(34,400)
Exxon Mobil Corp., Expiration: 11/21/2025; Exercise Price: $120.00	(22,872,000)	(2,000)	(105,000)
General Electric Co.
Expiration: 11/21/2025; Exercise Price: $270.00	(7,723,750)	(250)	(1,020,625)
Expiration: 01/16/2026; Exercise Price: $290.00	(7,723,750)	(250)	(769,375)
Honeywell International, Inc., Expiration: 12/19/2025; Exercise Price: $230.00	(5,033,250)	(250)	(46,250)
International Business Machines Corp.
Expiration: 01/16/2026; Exercise Price: $320.00	(1,537,050)	(50)	(56,875)
Expiration: 01/16/2026; Exercise Price: $350.00	(2,305,575)	(75)	(30,000)

The accompanying notes are an integral part of these financial statements.

3

Aptus Collared Investment Opportunity ETF
Schedule of Written Options
October 31, 2025 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (Continued)
Call Options - (Continued)
Intuitive Surgical, Inc.
Expiration: 11/21/2025; Exercise Price: $550.00	$(4,007,100)	(75)	$(64,500)
Expiration: 12/19/2025; Exercise Price: $570.00	(4,007,100)	(75)	(74,250)
Expiration: 01/16/2026; Exercise Price: $600.00	(4,007,100)	(75)	(67,875)
Johnson & Johnson, Expiration: 01/16/2026; Exercise Price: $180.00	(11,332,200)	(600)	(762,000)
JPMorgan Chase & Co., Expiration: 01/16/2026; Exercise Price: $320.00	(24,889,600)	(800)	(884,000)
Lam Research Corp.
Expiration: 01/16/2026; Exercise Price: $150.00	(7,873,000)	(500)	(928,750)
Expiration: 01/16/2026; Exercise Price: $175.00	(7,873,000)	(500)	(406,250)
McDonald’s Corp., Expiration: 12/19/2025; Exercise Price: $320.00	(5,968,600)	(200)	(45,400)
Microsoft Corp., Expiration: 01/16/2026; Exercise Price: $510.00	(25,890,500)	(500)	(1,466,250)
Morgan Stanley
Expiration: 12/19/2025; Exercise Price: $175.00	(6,560,000)	(400)	(95,800)
Expiration: 01/16/2026; Exercise Price: $185.00	(6,560,000)	(400)	(74,800)
Newmont Corp., Expiration: 01/16/2026; Exercise Price: $60.00	(10,526,100)	(1,300)	(2,830,750)
NextEra Energy, Inc., Expiration: 12/19/2025; Exercise Price: $95.00	(1,628,000)	(200)	(7,400)
Palantir Technologies, Inc., Expiration: 01/16/2026; Exercise Price: $250.00	(3,207,520)	(160)	(128,000)
Procter & Gamble Co., Expiration: 12/19/2025; Exercise Price: $170.00	(3,909,620)	(260)	(4,810)
PulteGroup, Inc., Expiration: 01/16/2026; Exercise Price: $150.00	(2,996,750)	(250)	(18,125)
RTX Corp.
Expiration: 01/16/2026; Exercise Price: $180.00	(1,785,000)	(100)	(72,250)
Expiration: 01/16/2026; Exercise Price: $190.00	(1,785,000)	(100)	(33,750)
Southern Co., Expiration: 01/16/2026; Exercise Price: $105.00	(4,702,000)	(500)	(20,000)
TJX Cos., Inc.
Expiration: 11/14/2025; Exercise Price: $145.00	(5,605,600)	(400)	(19,600)
Expiration: 01/16/2026; Exercise Price: $155.00	(4,204,200)	(300)	(36,450)
Uber Technologies, Inc., Expiration: 01/16/2026; Exercise Price: $120.00	(1,447,500)	(150)	(19,200)
Walmart, Inc., Expiration: 01/16/2026; Exercise Price: $120.00	(5,059,000)	(500)	(29,000)
Total Call Options			(21,894,085)
Put Options - (0.2)%
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $5,900.00	(2,052,060,000)	(3,000)	(4,890,000)
TOTAL WRITTEN OPTIONS (Premiums received $21,189,022)			$(26,784,085)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

Aptus Deferred Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 90.7%(a)(b)(c)
Call Options - 69.5%
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $250.00(d)	$99,770,502	1,586	$60,258,595
iShares 7-10 Year Treasury Bond ETF
Expiration: 11/21/2025; Exercise Price: $94.90(d)	60,821,800	6,280	1,223,030
Expiration: 11/21/2025; Exercise Price: $94.90(d)	11,534,835	1,191	231,947
Total Call Options			61,713,572
Put Options - 21.2%
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $750.00(d)	99,770,502	1,586	18,839,063
TOTAL PURCHASED OPTIONS (Cost $79,776,035)			80,552,635
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 6.8%
4.28%, 11/12/2025(e)(f)		6,000,000	5,994,247
TOTAL U.S. TREASURY BILLS (Cost $5,992,263)			5,994,247
		Shares
MONEY MARKET FUNDS - 0.8%
First American Treasury Obligations Fund - Class X, 3.98%(g)		724,899	724,899
TOTAL MONEY MARKET FUNDS (Cost $724,899)			724,899
TOTAL INVESTMENTS - 98.3% (Cost $86,493,197)			$87,271,781
Other Assets in Excess of Liabilities - 1.7%			1,499,354
TOTAL NET ASSETS - 100.0%			$88,771,135
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown is the annualized yield as of October 31, 2025.
(f)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $5,994,240.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

Aptus Deferred Income ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)(b)(c)
Call Options - (0.0)%(a)
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $750.00	$(99,770,502)	(1,586)	$(3,902)
Put Options - (0.0)%(a)
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $250.00	(99,770,502)	(1,586)	(1,443)
iShares 7-10 Year Treasury Bond ETF
Expiration: 11/21/2025; Exercise Price: $94.90	(11,534,835)	(1,191)	(5,169)
Expiration: 11/21/2025; Exercise Price: $94.90	(60,821,800)	(6,280)	(27,255)
Total Put Options			(33,867)
TOTAL WRITTEN OPTIONS (Premiums received $694,168)			$(37,769)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

Aptus Deferred Income ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTSOA7(a)	Goldman Sachs	Receive	EFFR	Termination	05/14/2030	$42,249,768	$1,594,720
Net Unrealized Appreciation (Depreciation)							$1,594,720

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
EFFR - Effective Federal Funds Rate was 3.86% as of October 31, 2025.
(a)
The Systematic Swap Series (“RCXTSOA7” or the “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The index generally is made up of S&P Index options. As of October 31, 2025, the components of the Index are provided on the next page.

The accompanying notes are an integral part of these financial statements.

7

Aptus Deferred Income ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited) (Continued)
The underlying components of the index as of October 31, 2025 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts:
S&P 500 Weekly Index P6675	11/03/2025	(85.35)	$(64)	0.00%
S&P 500 Weekly Index P6710	11/03/2025	(332.62)	(413)	0.00%
S&P 500 Weekly Index P6720	11/03/2025	(147.38)	(218)	0.00%
S&P 500 Weekly Index P6735	11/03/2025	(298.67)	(589)	0.00%
S&P 500 Weekly Index P6745	11/03/2025	(958.93)	(2,319)	−0.01%
S&P 500 Weekly Index P6675	11/04/2025	(181.06)	(405)	0.00%
S&P 500 Weekly Index P6705	11/04/2025	(336.09)	(1,136)	0.00%
S&P 500 Weekly Index P6715	11/04/2025	(201.80)	(788)	0.00%
S&P 500 Weekly Index P6740	11/04/2025	(147.41)	(832)	0.00%
S&P 500 Weekly Index P6655	11/05/2025	(117.49)	(424)	0.00%
S&P 500 Weekly Index P6680	11/05/2025	(182.95)	(868)	0.00%
S&P 500 Weekly Index P6700	11/05/2025	(84.19)	(501)	0.00%
S&P 500 Weekly Index P6710	11/05/2025	(147.10)	(984)	0.00%
S&P 500 Weekly Index P6640	11/06/2025	(84.22)	(407)	0.00%
S&P 500 Weekly Index P6660	11/06/2025	(118.71)	(695)	0.00%
S&P 500 Weekly Index P6750	11/06/2025	(147.49)	(2,168)	−0.01%
S&P 500 Weekly Index P6640	11/07/2025	(85.10)	(594)	0.00%
S&P 500 Weekly Index P6735	11/07/2025	(146.95)	(2,430)	−0.01%
S&P 500 Weekly Index P6550	11/10/2025	(147.27)	(725)	0.00%
S&P 500 Weekly Index P6650	11/11/2025	(149.17)	(1,962)	0.00%
S&P 500 Weekly Index P6640	11/12/2025	(148.52)	(2,222)	−0.01%
S&P 500 Weekly Index P6670	11/13/2025	(148.62)	(3,182)	−0.01%
S&P 500 Weekly Index P6630	11/14/2025	(148.31)	(2,902)	−0.01%
S&P 500 Weekly Index P6660	11/17/2025	(148.59)	(3,990)	−0.01%
S&P 500 Weekly Index P6730	11/18/2025	(148.54)	(6,311)	−0.01%
S&P 500 Weekly Index P6740	11/19/2025	(147.90)	(7,145)	−0.02%
S&P 500 Weekly Index P6700	11/20/2025	(148.01)	(6,677)	−0.02%
S&P 500 Weekly Index P6740	11/21/2025	(148.51)	(8,435)	−0.02%
S&P 500 Weekly Index P6790	11/24/2025	(148.08)	(10,938)	−0.03%
S&P 500 Weekly Index P6875	11/25/2025	(147.31)	(15,935)	−0.04%
S&P 500 Weekly Index P6890	11/26/2025	(145.91)	(17,147)	−0.04%
S&P 500 Weekly Index P6890	11/28/2025	(145.60)	(17,372)	−0.04%
S&P 500 Weekly Index P6820	12/01/2025	(145.57)	(13,782)	−0.03%
S&P 500 Weekly Index P6840	12/02/2025	(135.46)	(14,133)	−0.03%
Total Options Contracts			(148,693)	−0.35%
Cash
Cash			42,398,461	100.35%
Total Underlying Positions			$42,249,768	100.00%

The accompanying notes are an integral part of these financial statements.

8

APTUS DEFINED RISK ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 90.9%
Investment Grade Corporate Bonds - 90.9%
Invesco BulletShares 2029 Corporate Bond ETF	3,390,324	$63,771,995
Invesco BulletShares 2030 Corporate Bond ETF(a)	8,791,526	148,488,874
Invesco BulletShares 2031 Corporate Bond ETF(a)	10,164,112	169,334,106
Invesco BulletShares 2032 Corporate Bond ETF(a)	8,352,405	174,147,644
Invesco BulletShares 2033 Corporate Bond ETF(a)	6,701,857	143,620,796
iShares iBonds Dec 2027 Term Corporate ETF	2,869,637	69,818,268
iShares iBonds Dec 2029 Term Corporate ETF	6,488,203	152,213,242
iShares iBonds Dec 2030 Term Corporate ETF(a)	5,780,844	127,930,078
iShares iBonds Dec 2031 Term Corporate ETF(a)	7,074,061	149,970,093
iShares iBonds Dec 2032 Term Corporate ETF(a)	4,739,753	121,290,279
TOTAL EXCHANGE TRADED FUNDS (Cost $1,289,801,003)		1,320,585,375

	Notional Amount	Contracts
PURCHASED OPTIONS - 9.2%(b)(c)(d)
Call Options - 8.3%
Amazon.com, Inc., Expiration: 12/19/2025; Exercise Price: $260.00(e)	$293,064,000	12,000	6,870,000
DoorDash, Inc.(e)
Expiration: 11/21/2025; Exercise Price: $290.00	254,370,000	10,000	4,400,000
Expiration: 11/21/2025; Exercise Price: $380.00	254,370,000	10,000	180,000
Eli Lilly & Co., Expiration: 11/21/2025; Exercise Price: $850.00(e)	215,715,000	2,500	8,443,750
Gitlab, Inc., Expiration: 06/18/2026; Exercise Price: $75.00(e)	146,250,000	30,000	3,675,000
Intel Corp., Expiration: 06/18/2026; Exercise Price: $50.00(e)	99,975,000	25,000	11,625,000

	Notional Amount	Contracts	Value
Kenvue, Inc., Expiration: 11/21/2025; Exercise Price: $19.00(e)	$71,850,000	50,000	$550,000
MARA Holdings, Inc., Expiration: 03/20/2026; Exercise Price: $25.00(e)	63,945,000	35,000	9,240,000
NVIDIA Corp., Expiration: 12/19/2025; Exercise Price: $230.00(e)	708,715,000	35,000	15,750,000
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,950.00(e)	1,675,849,000	2,450	31,678,500
Salesforce, Inc., Expiration: 12/19/2025; Exercise Price: $290.00(e)	390,615,000	15,000	10,087,500
Snap, Inc., Expiration: 06/18/2026; Exercise Price: $13.00	78,000,000	100,000	6,750,000
Tesla, Inc., Expiration: 12/19/2025; Exercise Price: $500.00(e)	159,796,000	3,500	7,787,500
Thermo Fisher Scientific, Inc., Expiration: 11/21/2025; Exercise Price: $570.00(e)	170,217,000	3,000	4,110,000
Total Call Options			121,147,250
Put Options - 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF
Expiration: 12/19/2025; Exercise Price: $79.00	242,400,000	30,000	1,200,000
Expiration: 01/16/2026; Exercise Price: $78.00(e)	404,000,000	50,000	1,875,000
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $6,800.00(e)	547,216,000	800	9,992,000
Total Put Options			13,067,000
TOTAL PURCHASED OPTIONS (Cost $104,077,564)			134,214,250

The accompanying notes are an integral part of these financial statements.

9

APTUS DEFINED RISK ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%
First American Treasury Obligations Fund - Class X, 3.98%(f)	18,737,311	$18,737,311
TOTAL MONEY MARKET FUNDS (Cost $18,737,311)		18,737,311
TOTAL INVESTMENTS - 101.4% (Cost $1,412,615,878)		$1,473,536,936
Liabilities in Excess of Other Assets - (1.4)%		(20,427,968)
TOTAL NET ASSETS - 100.0%		$1,453,108,968

Percentages are stated as a percent of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

10

APTUS DEFINED RISK ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%(a)(b)
Call Options - (1.5)%
Amazon.com, Inc., Expiration: 12/19/2025; Exercise Price: $300.00	$(293,064,000)	(12,000)	$(840,000)
DoorDash, Inc., Expiration: 11/21/2025; Exercise Price: $340.00	(508,740,000)	(20,000)	(1,110,000)
Eli Lilly & Co., Expiration: 11/21/2025; Exercise Price: $900.00	(86,286,000)	(1,000)	(1,327,500)
Gitlab, Inc., Expiration: 06/18/2026; Exercise Price: $100.00	(146,250,000)	(30,000)	(1,575,000)
Intel Corp., Expiration: 11/21/2025; Exercise Price: $50.00	(49,987,500)	(12,500)	(606,250)
Kenvue, Inc., Expiration: 11/21/2025; Exercise Price: $23.00	(71,850,000)	(50,000)	(175,000)
MARA Holdings, Inc., Expiration: 03/20/2026; Exercise Price: $35.00	(31,972,500)	(17,500)	(2,773,750)
NVIDIA Corp., Expiration: 12/19/2025; Exercise Price: $260.00	(708,715,000)	(35,000)	(4,147,500)
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $7,300.00	(1,675,849,000)	(2,450)	(5,831,000)
Salesforce, Inc., Expiration: 12/19/2025; Exercise Price: $340.00	(390,615,000)	(15,000)	(1,845,000)
Tesla, Inc., Expiration: 12/19/2025; Exercise Price: $600.00	(79,898,000)	(1,750)	(1,137,500)
Thermo Fisher Scientific, Inc., Expiration: 11/21/2025; Exercise Price: $620.00	(170,217,000)	(3,000)	(277,500)
Total Call Options			(21,646,000)
Put Options - (0.2)%
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 01/16/2026; Exercise Price: $72.00	(404,000,000)	(50,000)	(300,000)
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $6,200.00	(547,216,000)	(800)	(2,436,000)
Total Put Options			(2,736,000)
TOTAL WRITTEN OPTIONS (Premiums received $20,327,600)			$(24,382,000)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

11

Aptus Drawdown Managed Equity ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Basic Materials - 1.6%
Linde PLC	4,729	$1,978,141
Newmont Corp.	15,212	1,231,715
Sherwin-Williams Co.	2,552	880,287
		4,090,143
Communications - 15.0%
Alphabet, Inc. - Class C	44,311	12,487,726
Amazon.com, Inc.(a)	41,525	10,141,236
Comcast Corp. - Class A	15,976	444,692
Meta Platforms, Inc. - Class A	9,324	6,045,215
Motorola Solutions, Inc.	3,330	1,354,344
Netflix, Inc.(a)	3,382	3,783,985
Robinhood Markets, Inc. - Class A(a)	5,112	750,339
T-Mobile US, Inc.	8,022	1,685,021
Uber Technologies, Inc.(a)	9,603	926,690
		37,619,248
Consumer, Cyclical - 8.3%
Costco Wholesale Corp.	1,957	1,783,708
Lowe’s Cos., Inc.	10,343	2,462,979
Marriott International, Inc. - Class A	8,962	2,335,318
McDonald’s Corp.	7,651	2,283,288
PulteGroup, Inc.	12,034	1,442,515
Tesla, Inc.(a)	12,107	5,527,572
TJX Cos., Inc.	14,316	2,006,244
Walmart, Inc.	28,367	2,870,173
		20,711,797
Consumer, Non-cyclical - 12.4%
Abbott Laboratories	12,149	1,501,859
AbbVie, Inc.	8,731	1,903,707
Altria Group, Inc.	24,794	1,397,886
Amgen, Inc.	2,777	828,740
Boston Scientific Corp.(a)	6,505	655,184
Cintas Corp.	10,000	1,832,700
Elevance Health, Inc.	2,713	860,564
Eli Lilly & Co.	3,431	2,960,473
Gilead Sciences, Inc.	5,508	659,803
Intuitive Surgical, Inc.(a)	4,384	2,342,283
Johnson & Johnson	7,329	1,384,228
Merck & Co., Inc.	16,873	1,450,740
Mondelez International, Inc. - Class A	18,699	1,074,445
PepsiCo, Inc.	16,171	2,362,421
Procter & Gamble Co.	13,140	1,975,862
Stryker Corp.	9,824	3,499,702
Thermo Fisher Scientific, Inc.	4,491	2,548,148
UnitedHealth Group, Inc.	4,069	1,389,808
Vertex Pharmaceuticals, Inc.(a)	1,014	431,528
		31,060,081
Energy - 2.8%
Devon Energy Corp.	36,071	1,171,947
Diamondback Energy, Inc.	8,616	1,233,725

	Shares	Value
Exxon Mobil Corp.	35,774	$4,091,115
SLB Ltd.	12,886	464,669
		6,961,456
Financial - 14.1%
American Express Co.	3,754	1,354,180
American Tower Corp.	7,344	1,314,429
Berkshire Hathaway, Inc. - Class B(a)	7,964	3,803,129
Blackrock, Inc.	2,743	2,970,148
Citigroup, Inc.	20,533	2,078,556
Digital Realty Trust, Inc.	8,718	1,485,634
Intercontinental Exchange, Inc.	10,214	1,494,206
JPMorgan Chase & Co.	14,611	4,545,774
Marsh & McLennan Cos., Inc.	9,104	1,621,878
Morgan Stanley	19,621	3,217,844
PNC Financial Services Group, Inc.	11,988	2,188,409
Progressive Corp.	14,646	3,017,076
Public Storage	3,237	901,699
Visa, Inc. - Class A	13,289	4,528,094
Welltower, Inc.	4,372	791,507
		35,312,563
Industrial - 7.3%
Amphenol Corp. - Class A	5,784	805,943
Caterpillar, Inc.	6,877	3,969,817
CSX Corp.	53,705	1,934,454
Deere & Co.	3,233	1,492,450
Eaton Corp. PLC	5,700	2,174,892
General Electric Co.	5,829	1,800,869
Honeywell International, Inc.	7,862	1,582,856
Northrop Grumman Corp.	4,555	2,657,615
RTX Corp.	6,006	1,072,071
Trane Technologies PLC	1,666	747,451
		18,238,418
Technology - 35.3%(b)
Advanced Micro Devices, Inc.(a)	7,269	1,861,736
Analog Devices, Inc.	9,132	2,138,075
Apple, Inc.	63,691	17,220,136
Broadcom, Inc.	20,539	7,591,831
Broadridge Financial Solutions, Inc.	4,207	927,223
Crowdstrike Holdings, Inc. - Class A(a)	4,354	2,364,265
International Business Machines Corp.	4,178	1,284,359
Intuit, Inc.	3,511	2,343,768
Lam Research Corp.	26,874	4,231,580
Microsoft Corp.	31,810	16,471,536
NVIDIA Corp.	104,482	21,156,560
Oracle Corp.	7,282	1,912,326
Palantir Technologies, Inc. - Class A(a)	9,061	1,816,459
QUALCOMM, Inc.	4,954	896,179
Salesforce, Inc.	4,294	1,118,200
ServiceNow, Inc.(a)	3,586	3,296,538
Texas Instruments, Inc.	4,179	674,741
Tyler Technologies, Inc.(a)	2,242	1,067,775
		88,373,287

The accompanying notes are an integral part of these financial statements.

12

Aptus Drawdown Managed Equity ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - 2.2%
Duke Energy Corp.	14,934	$1,856,296
NextEra Energy, Inc.	12,221	994,789
Southern Co.	29,638	2,787,158
		5,638,243
TOTAL COMMON STOCKS (Cost $177,799,784)		248,005,236

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.1%(a)(d)(e)
Call Options - 0.5%
CBOE Volatility Index, Expiration: 11/19/2025; Exercise Price: $30.00(c)	$34,880,000	20,000	1,090,000
Put Options - 0.6%
S&P 500 Index
Expiration: 01/16/2026; Exercise Price: $3,300.00(c)	1,026,030,000	1,500	270,000
Expiration: 01/16/2026; Exercise Price: $4,700.00(c)	1,026,030,000	1,500	1,177,500
Total Put Options			1,447,500
TOTAL PURCHASED OPTIONS (Cost $4,911,749)			2,537,500

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 3.98%(f)	1,369,802	1,369,802
TOTAL MONEY MARKET FUNDS (Cost $1,369,802)		1,369,802
TOTAL INVESTMENTS - 100.6% (Cost $184,081,335)		$251,912,538
Liabilities in Excess of Other Assets - (0.6)%		(1,400,443)
TOTAL NET ASSETS - 100.0%		$250,512,095

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%(a)(b)
Call Options - (0.1)%
CBOE Volatility Index, Expiration: 11/19/2025; Exercise Price: $60.00	$(34,880,000)	(20,000)	$(260,000)
Put Options - (0.5)%
S&P 500 Index, Expiration: 01/16/2026; Exercise Price: $4,000.00	(2,052,060,000)	(3,000)	(1,155,000)
TOTAL WRITTEN OPTIONS (Premiums received $3,020,015)			$(1,415,000)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

14

Aptus Enhanced Yield ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 87.6%
United States Treasury Notes
4.38%, 08/15/2026(a)	$45,000,000	$45,208,829
1.63%, 09/30/2026	20,000,000	19,625,569
2.75%, 07/31/2027	20,000,000	19,706,641
0.50%, 10/31/2027	25,000,000	23,521,973
2.25%, 11/15/2027	30,000,000	29,210,742
1.00%, 07/31/2028	40,000,000	37,300,781
4.50%, 05/31/2029	20,000,000	20,567,578
TOTAL U.S. TREASURY SECURITIES (Cost $194,249,200)		195,142,113
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 6.7%
4.10%, 11/12/2025(a)(b)	15,000,000	14,985,619
TOTAL U.S. TREASURY BILLS (Cost $14,981,392)		14,985,619
	Shares
MONEY MARKET FUNDS - 3.8%
First American Treasury Obligations Fund - Class X, 3.98%(c)	8,465,045	8,465,045
TOTAL MONEY MARKET FUNDS (Cost $8,465,045)		8,465,045
TOTAL INVESTMENTS - 98.1% (Cost $217,695,637)		$218,592,777
Other Assets in Excess of Liabilities - 1.9%		4,285,236
TOTAL NET ASSETS - 100.0%		$222,878,013
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $60,191,700.
(b)	The rate shown is the annualized yield as of October 31, 2025.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

Aptus Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTEVHT(a)	Goldman Sachs	Receive	EFFR	Termination	01/05/2027	$236,649,086	$2,996,022
Net Unrealized Appreciation (Depreciation)							$2,996,022

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
EFFR - Effective Federal Funds Rate was 3.86% as of October 31, 2025.
(a)
The Diversified Equity Volatility Harvesting Series (“RCXTEVHT” or the “Index”) is a rules-based strategy that will add or subtract risk based on proprietary signals. The index generally is made up of Cboe Volatility Index (“VIX”), Nasdaq & S&P Index options, and VIX futures. As of October 31, 2025, the components of the Index are provided on the next page.

The accompanying notes are an integral part of these financial statements.

16

Aptus Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)(Continued)
The underlying components of the index as of October 31, 2025 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX November 2025	11/19/2025	22,740	$435,040	0.18%
VIX December 2025	12/17/2025	3,102	61,922	0.03%
Total Futures Contracts			496,962	0.21%
Option Contracts:
Nasdaq-100 Weekly Index P24400	11/03/2025	(90.98)	(120)	0.00%
Nasdaq-100 Weekly Index P24560	11/03/2025	(220.77)	(360)	0.00%
Nasdaq-100 Weekly Index P24700	11/03/2025	(111.63)	(224)	0.00%
Nasdaq-100 Weekly Index P24870	11/03/2025	(147.71)	(402)	0.00%
Nasdaq-100 Weekly Index P25190	11/03/2025	(448.58)	(2,546)	0.00%
S&P 500 Weekly Index P6585	11/03/2025	(630.89)	(231)	0.00%
S&P 500 Weekly Index P6645	11/03/2025	(1,555.55)	(857)	0.00%
S&P 500 Weekly Index P6660	11/03/2025	(1,816.09)	(1,153)	0.00%
S&P 500 Weekly Index P6715	11/03/2025	(3,143.15)	(4,241)	0.00%
Nasdaq-100 Weekly Index P24320	11/04/2025	(147.25)	(354)	0.00%
Nasdaq-100 Weekly Index P24600	11/04/2025	(89.40)	(330)	0.00%
Nasdaq-100 Weekly Index P24700	11/04/2025	(110.95)	(496)	0.00%
Nasdaq-100 Weekly Index P24920	11/04/2025	(224.40)	(1,626)	0.00%
S&P 500 Weekly IndexP6595	11/04/2025	(1,037.03)	(937)	0.00%
S&P 500 Weekly Index P6630	11/04/2025	(777.58)	(1,012)	0.00%
S&P 500 Weekly Index P6635	11/04/2025	(623.45)	(857)	0.00%
S&P 500 Weekly Index P6655	11/04/2025	(1,571.57)	(2,731)	0.00%
Nasdaq-100 Weekly Index P24200	11/05/2025	(110.50)	(423)	0.00%
Nasdaq-100 Weekly Index P24600	11/05/2025	(88.72)	(674)	0.00%
Nasdaq-100 Weekly Index P24750	11/05/2025	(149.52)	(1,559)	0.00%
S&P 500 Weekly Index P6565	11/05/2025	(777.77)	(1,168)	0.00%
S&P 500 Weekly Index P6610	11/05/2025	(622.07)	(1,419)	0.00%
S&P 500 Weekly Index P6620	11/05/2025	(1,047.72)	(2,632)	0.00%
Nasdaq-100 Weekly Index P24100	11/06/2025	(88.26)	(459)	0.00%
Nasdaq-100 Weekly Index P24600	11/06/2025	(112.08)	(1,425)	0.00%
S&P 500 Weekly Index P6545	11/06/2025	(622.22)	(1,303)	0.00%
S&P 500 Weekly Index P6585	11/06/2025	(785.79)	(2,308)	0.00%
Nasdaq-100 Weekly Index P24450	11/07/2025	(89.62)	(1,322)	0.00%
S&P 500 Weekly Index P6560	11/07/2025	(628.63)	(2,248)	0.00%
VIX Index C21	11/19/2025	(11,979.19)	(14,794)	−0.01%
VIX Index C21.5	11/19/2025	(23,066.64)	(26,527)	−0.01%
VIX Index C22	11/19/2025	(43,130.07)	(46,365)	−0.02%
VIX Index C22.5	11/19/2025	(13,222.79)	(13,289)	−0.01%
VIX Index C23	11/19/2025	(45,076.70)	(42,823)	−0.02%
VIX Index C23.5	11/19/2025	(73,789.64)	(66,780)	−0.03%
VIX Index C24	11/19/2025	(29,577.31)	(25,436)	−0.01%
VIX Index C24.5	11/19/2025	(25,390.97)	(20,821)	−0.01%
VIX Index C25	11/19/2025	(103,268.53)	(82,615)	−0.04%
VIX Index C26	11/19/2025	(82,472.43)	(59,380)	−0.03%
VIX Index C27	11/19/2025	(32,065.29)	(21,484)	−0.01%

The accompanying notes are an integral part of these financial statements.

17

Aptus Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)(Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
VIX Index C28	11/19/2025	(63,012.10)	$(39,068)	−0.02%
VIX Index C29	11/19/2025	(35,954.22)	(20,853)	−0.01%
VIX Index C30	11/19/2025	(20,800.52)	(11,336)	−0.01%
VIX Index C31	11/19/2025	(14,834.56)	(7,576)	0.00%
VIX Index C32	11/19/2025	(8,306.31)	(4,070)	0.00%
VIX Index C33	11/19/2025	(6,405.47)	(2,914)	0.00%
VIX Index C34	11/19/2025	(6,207.74)	(2,700)	0.00%
VIX Index C36	11/19/2025	(6,405.47)	(2,466)	0.00%
VIX Index C37	11/19/2025	35,937.58	13,117	0.01%
VIX Index C38	11/19/2025	61,704.07	21,596	0.01%
VIX Index C39	11/19/2025	64,065.51	21,462	0.01%
VIX Index C40	11/19/2025	36,882.96	11,348	0.00%
VIX Index C42.5	11/19/2025	105,698.56	29,596	0.01%
VIX Index C47.5	11/19/2025	168,097.16	36,477	0.01%
VIX Index C50	11/19/2025	69,496.68	13,899	0.01%
VIX Index C55	11/19/2025	65,243.79	10,439	0.00%
VIX Index C60	11/19/2025	18,623.22	2,421	0.00%
VIX Index C65	11/19/2025	19,216.41	1,922	0.00%
VIX Index C24	12/17/2025	(2,994.80)	(5,226)	0.00%
VIX Index C24.5	12/17/2025	(5,763.78)	(9,654)	0.00%
VIX Index C25	12/17/2025	(10,445.51)	(16,817)	−0.01%
VIX Index C26	12/17/2025	(3,629.77)	(5,442)	0.00%
VIX Index C27	12/17/2025	(11,318.63)	(15,846)	−0.01%
VIX Index C28	12/17/2025	(5,525.63)	(7,239)	0.00%
VIX Index C29	12/17/2025	(6,592.84)	(8,109)	0.00%
VIX Index C30	12/17/2025	(7,720.59)	(8,956)	0.00%
VIX Index C31	12/17/2025	(4,890.66)	(5,380)	0.00%
VIX Index C32	12/17/2025	(634.98)	(664)	0.00%
VIX Index C50	12/17/2025	38,842.18	20,004	0.01%
VIX Index C55	12/17/2025	20,675.01	8,994	0.00%
Total Options Contracts			(438,771)	−0.19%
Cash
Cash			236,590,895	99.98%
Total Underlying Positions			$236,649,086	100.00%

The accompanying notes are an integral part of these financial statements.

18

Aptus International Enhanced Yield ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 98.6%
Developed Market Equity - 67.8%
iShares Core MSCI EAFE ETF(a)(b)	2,110,920	$185,950,943
iShares Core MSCI International Developed Markets ETF	797,965	64,419,714
		250,370,657
Emerging Market Equity - 30.8%
SPDR Portfolio Emerging Markets ETF(a)	2,387,596	113,601,818
TOTAL EXCHANGE TRADED FUNDS (Cost $309,193,045)		363,972,475
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.98%(c)	570,161	570,161
TOTAL MONEY MARKET FUNDS (Cost $570,161)		570,161
	Par
U.S. TREASURY BILLS - 0.1%
4.28%, 11/12/2025(d)	$500,000	499,521
TOTAL U.S. TREASURY BILLS (Cost $499,355)		499,521
TOTAL INVESTMENTS - 98.9% (Cost $310,262,561)		$365,042,157
Other Assets in Excess of Liabilities - 1.1%		3,883,942
TOTAL NET ASSETS - 100.0%		$368,926,099
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $159,478,136.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(d)	The rate shown is the annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

19

Aptus International Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTGVHT(a)	Goldman Sachs	Receive	EFFR	Termination	01/05/2027	$365,580,722	$4,002,665
Net Unrealized Appreciation (Depreciation)							$4,002,665

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
EFFR - Effective Federal Funds Rate was 3.86% as of October 31, 2025.
(a)
The Diversified Global Equity Volatility Harvesting Series (“RCXTGVHT” or “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The index is generally made up of options on Japan, London & U.S. market indices such as the Nikkei 225, FTSE 100, Nasdaq-100, and S&P 500 as well as futures on the Cboe Volatility Index (“VIX”). As of October 31, 2025, the components of the Index are provided on the next page.

The accompanying notes are an integral part of these financial statements.

20

Aptus International Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)(Continued)
The underlying components of the index as of October 31, 2025 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX November 2025	08/20/2025	35,308	$675,476	0.18%
VIX December 2025	09/17/2025	4,816	96,145	0.03%
Total Futures Contracts			771,621	0.21%
Option Contracts:
Nasdaq-100 Weekly Index P24400	11/03/2025	(46.13)	(61)	0.00%
Nasdaq-100 Weekly Index P24560	11/03/2025	(111.64)	(182)	0.00%
Nasdaq-100 Weekly Index P24700	11/03/2025	(56.35)	(113)	0.00%
Nasdaq-100 Weekly Index P24870	11/03/2025	(74.66)	(203)	0.00%
Nasdaq-100 Weekly Index P25190	11/03/2025	(227.15)	(1,289)	0.00%
S&P 500 Weekly Index P6585	11/03/2025	(321.53)	(118)	0.00%
S&P 500 Weekly Index P6645	11/03/2025	(792.90)	(437)	0.00%
S&P 500 Weekly Index P6660	11/03/2025	(925.70)	(588)	0.00%
S&P 500 Weekly Index P6715	11/03/2025	(1,602.14)	(2,162)	0.00%
Nasdaq-100 Weekly Index P24320	11/04/2025	(74.66)	(179)	0.00%
Nasdaq-100 Weekly Index P24600	11/04/2025	(45.08)	(167)	0.00%
Nasdaq-100 Weekly Index P24700	11/04/2025	(55.99)	(250)	0.00%
Nasdaq-100 Weekly Index P24920	11/04/2025	(113.40)	(822)	0.00%
S&P 500 Weekly Index P6595	11/04/2025	(528.60)	(478)	0.00%
S&P 500 Weekly Index P6630	11/04/2025	(396.35)	(516)	0.00%
S&P 500 Weekly Index P6635	11/04/2025	(317.65)	(437)	0.00%
S&P 500 Weekly Index P6655	11/04/2025	(801.07)	(1,392)	0.00%
Nasdaq-100 Weekly Index P24200	11/05/2025	(55.99)	(214)	0.00%
Nasdaq-100 Weekly Index P24600	11/05/2025	(44.72)	(340)	0.00%
Nasdaq-100 Weekly Index P24750	11/05/2025	(75.72)	(790)	0.00%
S&P 500 Weekly Index P6565	11/05/2025	(396.45)	(595)	0.00%
S&P 500 Weekly Index P6610	11/05/2025	(316.95)	(723)	0.00%
S&P 500 Weekly Index P6620	11/05/2025	(534.05)	(1,341)	0.00%
Nasdaq-100 Weekly Index P24100	11/06/2025	(44.72)	(233)	0.00%
Nasdaq-100 Weekly Index P24600	11/06/2025	(56.70)	(721)	0.00%
S&P 500 Weekly Index P6545	11/06/2025	(317.30)	(664)	0.00%
S&P 500 Weekly Index P6585	11/06/2025	(400.53)	(1,176)	0.00%
Nasdaq-100 Weekly Index P24450	11/07/2025	(45.43)	(670)	0.00%
S&P 500 Weekly Index P6560	11/07/2025	(320.47)	(1,146)	0.00%
EURO STOXX 50 Weekly Index P5325	11/07/2025	(356.24)	(699)	0.00%
EURO STOXX 50 Weekly Index P5425	11/07/2025	(1,771.30)	(7,156)	0.00%
EURO STOXX 50 Weekly Index P5450	11/07/2025	(1,519.21)	(7,715)	0.00%
EURO STOXX 50 Weekly Index P5475	11/07/2025	(1,774.05)	(11,467)	0.00%
EURO STOXX 50 Weekly Index P5500	11/07/2025	(51.06)	(407)	0.00%
EURO STOXX 50 Weekly Index P5525	11/07/2025	(911.06)	(9,043)	0.00%
EURO STOXX 50 Weekly Index P5550	11/07/2025	(608.01)	(7,860)	0.00%
EURO STOXX 50 Weekly Index P5575	11/07/2025	(607.82)	(10,383)	0.00%
Nikkei 225 Index P32000	11/14/2025	(323.29)	(17)	0.00%
Nikkei 225 Index P32500	11/14/2025	(3,843.83)	(250)	0.00%
Nikkei 225 Index P32750	11/14/2025	(645.03)	(42)	0.00%

The accompanying notes are an integral part of these financial statements.

21

Aptus International Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)(Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
Nikkei 225 Index P33000	11/14/2025	(4,962.93)	$(290)	0.00%
Nikkei 225 Index P33250	11/14/2025	(10,665.12)	(692)	0.00%
Nikkei 225 Index P33500	11/14/2025	(13,581.49)	(970)	0.00%
Nikkei 225 Index P33750	11/14/2025	(2,533.09)	(181)	0.00%
Nikkei 225 Index P34250	11/14/2025	(4,061.27)	(316)	0.00%
Nikkei 225 Index P35000	11/14/2025	(4,434.66)	(432)	0.00%
Nikkei 225 Index P35250	11/14/2025	(3,725.66)	(363)	0.00%
Nikkei 225 Index P36250	11/14/2025	(10,004.01)	(1,169)	0.00%
Nikkei 225 Index P36500	11/14/2025	(8,033.47)	(939)	0.00%
Nikkei 225 Index P37000	11/14/2025	(2,883.35)	(374)	0.00%
Nikkei 225 Index P37250	11/14/2025	(9,835.83)	(1,341)	0.00%
Nikkei 225 Index P37750	11/14/2025	(2,704.39)	(404)	0.00%
Nikkei 225 Index P38500	11/14/2025	(2,344.61)	(396)	0.00%
Nikkei 225 Index P38750	11/14/2025	(323.29)	(57)	0.00%
Nikkei 225 Index P39000	11/14/2025	(969.94)	(183)	0.00%
Nikkei 225 Index P39250	11/14/2025	(2,252.63)	(439)	0.00%
Nikkei 225 Index P39375	11/14/2025	(3,901.91)	(785)	0.00%
Nikkei 225 Index P39500	11/14/2025	(2,873.90)	(578)	0.00%
Nikkei 225 Index P39625	11/14/2025	(3,216.33)	(668)	0.00%
Nikkei 225 Index P39750	11/14/2025	(4,825.71)	(1,034)	0.00%
Nikkei 225 Index P39875	11/14/2025	(6,102.73)	(1,307)	0.00%
Nikkei 225 Index P40125	11/14/2025	(4,755.50)	(1,080)	0.00%
Nikkei 225 Index P40375	11/14/2025	(4,061.88)	(949)	0.00%
Nikkei 225 Index P40625	11/14/2025	(5,711.30)	(1,409)	0.00%
Nikkei 225 Index P40875	11/14/2025	(4,915.23)	(1,276)	0.00%
Nikkei 225 Index P41000	11/14/2025	(4,434.66)	(1,151)	0.00%
Nikkei 225 Index P41625	11/14/2025	(4,061.27)	(1,186)	0.00%
Nikkei 225 Index P42125	11/14/2025	(3,725.66)	(1,185)	0.00%
Nikkei 225 Index P42625	11/14/2025	(10,004.01)	(3,442)	0.00%
Nikkei 225 Index P42750	11/14/2025	(3,496.10)	(1,225)	0.00%
Nikkei 225 Index P42875	11/14/2025	(4,537.37)	(1,649)	0.00%
Nikkei 225 Index P43375	11/14/2025	(4,205.88)	(1,665)	0.00%
Nikkei 225 Index P43625	11/14/2025	(2,558.10)	(1,063)	0.00%
Nikkei 225 Index P43750	11/14/2025	(5,955.20)	(2,551)	0.00%
Nikkei 225 Index P44250	11/14/2025	(2,704.39)	(1,299)	0.00%
Nikkei 225 Index P44500	11/14/2025	(2,344.61)	(1,157)	0.00%
Nikkei 225 Index P46000	11/14/2025	(2,113.28)	(1,509)	0.00%
Nikkei 225 Index P46250	11/14/2025	(1,948.60)	(1,455)	0.00%
Nikkei 225 Index P46875	11/14/2025	(1,733.79)	(1,519)	0.00%
Nikkei 225 Index P47000	11/14/2025	(1,559.91)	(1,418)	0.00%
VIX Index C21	11/19/2025	(18,599.79)	(22,971)	−0.01%
VIX Index C21.5	11/19/2025	(35,814.98)	(41,187)	−0.01%
VIX Index C22	11/19/2025	(66,966.97)	(71,989)	−0.02%
VIX Index C22.5	11/19/2025	(20,530.69)	(20,633)	−0.01%
VIX Index C23	11/19/2025	(69,989.45)	(66,490)	−0.02%
VIX Index C23.5	11/19/2025	(114,571.31)	(103,687)	−0.03%

The accompanying notes are an integral part of these financial statements.

22

Aptus International Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)(Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
VIX Index C24	11/19/2025	(45,923.95)	$(39,495)	−0.01%
VIX Index C24.5	11/19/2025	(39,423.91)	(32,328)	−0.01%
VIX Index C25	11/19/2025	(160,342.42)	(128,274)	−0.04%
VIX Index C26	11/19/2025	(128,052.85)	(92,198)	−0.03%
VIX Index C27	11/19/2025	(49,786.96)	(33,357)	−0.01%
VIX Index C28	11/19/2025	(97,837.28)	(60,659)	−0.02%
VIX Index C29	11/19/2025	(55,825.20)	(32,379)	−0.01%
VIX Index C30	11/19/2025	(32,296.43)	(17,602)	−0.01%
VIX Index C31	11/19/2025	(23,033.24)	(11,762)	0.00%
VIX Index C32	11/19/2025	(12,897.00)	(6,320)	0.00%
VIX Index C33	11/19/2025	(9,945.61)	(4,525)	0.00%
VIX Index C34	11/19/2025	(9,638.60)	(4,193)	0.00%
VIX Index C36	11/19/2025	(9,945.61)	(3,829)	0.00%
VIX Index C37	11/19/2025	55,799.37	20,367	0.01%
VIX Index C38	11/19/2025	95,806.34	33,532	0.01%
VIX Index C39	11/19/2025	99,472.89	33,323	0.01%
VIX Index C40	11/19/2025	57,267.23	17,619	0.00%
VIX Index C42.5	11/19/2025	164,115.48	45,952	0.01%
VIX Index C47.5	11/19/2025	261,000.19	56,637	0.01%
VIX Index C50	11/19/2025	107,905.74	21,581	0.01%
VIX Index C55	11/19/2025	101,302.38	16,208	0.00%
VIX Index C60	11/19/2025	28,915.80	3,759	0.00%
VIX Index C65	11/19/2025	29,836.83	2,984	0.00%
FTSE 100 Index P8175	11/21/2025	(21.73)	(86)	0.00%
FTSE 100 Index P8200	11/21/2025	(18.07)	(71)	0.00%
FTSE 100 Index P8225	11/21/2025	(14.44)	(57)	0.00%
FTSE 100 Index P8300	11/21/2025	(21.55)	(99)	0.00%
FTSE 100 Index P8325	11/21/2025	(54.94)	(253)	0.00%
FTSE 100 Index P8350	11/21/2025	(25.11)	(115)	0.00%
FTSE 100 Index P8375	11/21/2025	(28.56)	(150)	0.00%
FTSE 100 Index P8450	11/21/2025	(120.09)	(631)	0.00%
FTSE 100 Index P8475	11/21/2025	(127.13)	(752)	0.00%
FTSE 100 Index P8500	11/21/2025	(113.04)	(668)	0.00%
FTSE 100 Index P8525	11/21/2025	(56.70)	(335)	0.00%
FTSE 100 Index P8550	11/21/2025	(47.54)	(312)	0.00%
FTSE 100 Index P8575	11/21/2025	(1.04)	(7)	0.00%
FTSE 100 Index P8600	11/21/2025	(100.37)	(659)	0.00%
FTSE 100 Index P8650	11/21/2025	(151.43)	(1,094)	0.00%
FTSE 100 Index P8675	11/21/2025	(6.16)	(49)	0.00%
FTSE 100 Index P8700	11/21/2025	(7.18)	(57)	0.00%
FTSE 100 Index P8725	11/21/2025	(62.69)	(494)	0.00%
FTSE 100 Index P8750	11/21/2025	(3.10)	(27)	0.00%
FTSE 100 Index P8775	11/21/2025	(10.74)	(92)	0.00%
FTSE 100 Index P8800	11/21/2025	(36.27)	(334)	0.00%
FTSE 100 Index P8825	11/21/2025	(27.29)	(251)	0.00%
FTSE 100 Index P8850	11/21/2025	(92.27)	(909)	0.00%

The accompanying notes are an integral part of these financial statements.

23

Aptus International Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)(Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
FTSE 100 Index P8875	11/21/2025	(16.66)	$(175)	0.00%
FTSE 100 Index P8900	11/21/2025	(34.83)	(366)	0.00%
FTSE 100 Index P8925	11/21/2025	(15.14)	(169)	0.00%
FTSE 100 Index P8950	11/21/2025	(71.49)	(845)	0.00%
FTSE 100 Index P8975	11/21/2025	(47.89)	(566)	0.00%
FTSE 100 Index P9000	11/21/2025	(36.62)	(457)	0.00%
FTSE 100 Index P9025	11/21/2025	(73.25)	(962)	0.00%
FTSE 100 Index P9050	11/21/2025	(14.02)	(193)	0.00%
FTSE 100 Index P9075	11/21/2025	(79.59)	(1,150)	0.00%
FTSE 100 Index P9100	11/21/2025	(7.11)	(107)	0.00%
FTSE 100 Index P9125	11/21/2025	(20.28)	(320)	0.00%
FTSE 100 Index P9150	11/21/2025	(7.01)	(115)	0.00%
FTSE 100 Index P9175	11/21/2025	(6.73)	(115)	0.00%
FTSE 100 Index P9225	11/21/2025	(12.04)	(229)	0.00%
FTSE 100 Index P9250	11/21/2025	(17.78)	(374)	0.00%
FTSE 100 Index P9275	11/21/2025	(10.71)	(246)	0.00%
FTSE 100 Index P9325	11/21/2025	(16.02)	(432)	0.00%
FTSE 100 Index P9350	11/21/2025	(15.07)	(446)	0.00%
FTSE 100 Index P9400	11/21/2025	(5.35)	(183)	0.00%
FTSE 100 Index P9450	11/21/2025	(5.00)	(204)	0.00%
FTSE 100 Index P9475	11/21/2025	(4.68)	(209)	0.00%
Nikkei 225 Index 30000	12/12/2025	(932.04)	(169)	0.00%
Nikkei 225 Index 30500	12/12/2025	(378.81)	(76)	0.00%
Nikkei 225 Index 31750	12/12/2025	(184.53)	(44)	0.00%
Nikkei 225 Index 32000	12/12/2025	(558.85)	(138)	0.00%
Nikkei 225 Index 33250	12/12/2025	(2,380.52)	(695)	0.00%
Nikkei 225 Index 33500	12/12/2025	(2,345.65)	(716)	0.00%
Nikkei 225 Index 34000	12/12/2025	(1,442.34)	(468)	0.00%
Nikkei 225 Index 34500	12/12/2025	(1,803.54)	(620)	0.00%
Nikkei 225 Index 36250	12/12/2025	(8,743.37)	(3,859)	0.00%
Nikkei 225 Index 39250	12/12/2025	(1,310.85)	(893)	0.00%
Nikkei 225 Index 40500	12/12/2025	(743.45)	(627)	0.00%
Nikkei 225 Index 41250	12/12/2025	(736.02)	(693)	0.00%
Nikkei 225 Index 41750	12/12/2025	(1,644.50)	(1,708)	0.00%
Nikkei 225 Index 42000	12/12/2025	(2,345.65)	(2,512)	0.00%
Nikkei 225 Index 42500	12/12/2025	(1,442.34)	(1,732)	0.00%
Nikkei 225 Index 42625	12/12/2025	(1,803.54)	(2,224)	0.00%
Nikkei 225 Index 44125	12/12/2025	(4,062.92)	(6,461)	0.00%
Nikkei 225 Index 44625	12/12/2025	(4,680.45)	(8,355)	0.00%
VIX Index C24	12/17/2025	(4,649.95)	(8,114)	0.00%
VIX Index C24.5	12/17/2025	(8,949.27)	(14,990)	−0.01%
VIX Index C25	12/17/2025	(16,218.48)	(26,112)	−0.01%
VIX Index C26	12/17/2025	(5,635.86)	(8,450)	0.00%
VIX Index C27	12/17/2025	(17,574.15)	(24,604)	−0.01%
VIX Index C28	12/17/2025	(8,579.51)	(11,239)	0.00%
VIX Index C29	12/17/2025	(10,236.53)	(12,591)	0.00%

The accompanying notes are an integral part of these financial statements.

24

Aptus International Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)(Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
VIX Index C30	12/17/2025	(11,987.57)	$(13,906)	0.00%
VIX Index C31	12/17/2025	(7,593.60)	(8,353)	0.00%
VIX Index C32	12/17/2025	(985.91)	(1,030)	0.00%
VIX Index C50	12/17/2025	60,309.27	31,059	0.01%
VIX Index C55	12/17/2025	32,101.55	13,964	0.00%
FTSE 100 Index P7975	12/19/2025	(2.28)	(24)	0.00%
FTSE 100 Index P8275	12/19/2025	(4.54)	(66)	0.00%
FTSE 100 Index P8325	12/19/2025	(6.80)	(103)	0.00%
FTSE 100 Index P8425	12/19/2025	(8.98)	(147)	0.00%
FTSE 100 Index P8475	12/19/2025	(11.16)	(198)	0.00%
FTSE 100 Index P8500	12/19/2025	(0.65)	(12)	0.00%
FTSE 100 Index P8575	12/19/2025	(13.31)	(262)	0.00%
FTSE 100 Index P8600	12/19/2025	(15.50)	(316)	0.00%
FTSE 100 Index P8675	12/19/2025	(17.64)	(394)	0.00%
FTSE 100 Index P8700	12/19/2025	(42.96)	(988)	0.00%
FTSE 100 Index P8750	12/19/2025	(2.27)	(57)	0.00%
FTSE 100 Index P8825	12/19/2025	(2.57)	(71)	0.00%
FTSE 100 Index P8900	12/19/2025	(3.84)	(119)	0.00%
FTSE 100 Index P8950	12/19/2025	(0.97)	(32)	0.00%
FTSE 100 Index P8975	12/19/2025	(3.80)	(132)	0.00%
FTSE 100 Index P9025	12/19/2025	(5.71)	(214)	0.00%
FTSE 100 Index P9050	12/19/2025	(5.04)	(198)	0.00%
FTSE 100 Index P9100	12/19/2025	(13.49)	(576)	0.00%
FTSE 100 Index P9175	12/19/2025	(1.90)	(94)	0.00%
FTSE 100 Index P9200	12/19/2025	(2.22)	(115)	0.00%
FTSE 100 Index P9250	12/19/2025	(2.52)	(146)	0.00%
FTSE 100 Index P9300	12/19/2025	(5.95)	(383)	0.00%
Total Options Contracts			(792,433)	−0.22%
Cash
Cash			365,601,534	100.01%
Total Underlying Positions			$365,580,722	100.00%

The accompanying notes are an integral part of these financial statements.

25

APTUS LARGE CAP ENHANCED YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.6%
Basic Materials - 1.3%
Air Products and Chemicals, Inc.(a)	1,148	$278,493
Albemarle Corp.(a)	361	35,461
DuPont de Nemours, Inc.(a)	1,586	129,497
Ecolab, Inc.(a)	1,529	392,036
Freeport-McMoRan, Inc.(a)	5,564	232,019
Linde PLC(a)	2,410	1,008,103
LyondellBasell Industries NV - Class A(a)	1,157	53,708
Mosaic Co.(a)	5,689	156,163
Newmont Corp.(a)	2,703	218,862
Nucor Corp.(a)	963	144,498
PPG Industries, Inc.(a)	861	84,163
Sherwin-Williams Co.(a)	1,259	434,279
Solstice Advanced Materials, Inc.(a)(b)	676	30,467
Southern Copper Corp.	2,150	298,420
		3,496,169
Communications - 15.6%
Airbnb, Inc. - Class A(a)(b)	2,009	254,219
Alphabet, Inc. - Class A(a)	47,728	13,420,636
Amazon.com, Inc.(a)(b)	43,612	10,650,923
Arista Networks, Inc.(a)(b)	4,784	754,389
AT&T, Inc.(a)	33,108	819,423
Booking Holdings, Inc.(a)	144	731,195
CDW Corp.(a)	411	65,501
Cisco Systems, Inc.(a)	18,419	1,346,613
Comcast Corp. - Class A(a)	17,369	483,466
Corning, Inc.(a)	2,956	263,320
eBay, Inc.(a)	1,798	146,195
MercadoLibre, Inc.(a)(b)	31	72,145
Meta Platforms, Inc. - Class A(a)	10,105	6,551,577
Motorola Solutions, Inc.(a)	625	254,194
Netflix, Inc.(a)(b)	1,955	2,187,371
Palo Alto Networks, Inc.(a)(b)	2,404	529,457
T-Mobile US, Inc.(a)	1,847	387,962
Uber Technologies, Inc.(a)(b)	11,334	1,093,731
VeriSign, Inc.(a)	331	79,374
Verizon Communications, Inc.(a)	19,251	765,035
Walt Disney Co.(a)	8,348	940,152
Warner Bros Discovery, Inc.(a)(b)	8,441	189,500
		41,986,378
Consumer, Cyclical - 7.5%
Aptiv PLC(a)(b)	946	76,721
AutoZone, Inc.(a)(b)	59	216,791
Carnival Corp.(a)(b)	4,305	124,113
Casey’s General Stores, Inc.	70	35,923
Chipotle Mexican Grill, Inc.(a)(b)	4,192	132,845
Copart, Inc.(a)(b)	3,780	162,578
Costco Wholesale Corp.(a)	2,032	1,852,066
Cummins, Inc.(a)	430	188,202
Delta Air Lines, Inc.(a)	2,150	123,367
Dollar General Corp.(a)	1,359	134,079

	Shares	Value
DR Horton, Inc.(a)	1,277	$190,375
Fastenal Co.(a)	4,058	166,987
Ferguson Enterprises, Inc.	681	169,229
Ford Motor Co.(a)	15,500	203,515
General Motors Co.(a)	5,238	361,893
Genuine Parts Co.(a)	411	52,324
Hilton Worldwide Holdings, Inc.(a)	966	248,223
Home Depot, Inc.(a)	4,542	1,724,098
Las Vegas Sands Corp.(a)	2,714	161,076
Lennar Corp. - Class A(a)	982	121,542
Live Nation Entertainment, Inc.(a)(b)	708	105,867
Lowe’s Cos., Inc.(a)	2,615	622,710
Marriott International, Inc. - Class A(a)	1,160	302,273
McDonald’s Corp.(a)	3,294	983,028
Mobileye Global, Inc. - Class A(b)	2,699	35,492
NIKE, Inc. - Class B(a)	6,954	449,159
O’Reilly Automotive, Inc.(a)(b)	4,455	420,730
PACCAR, Inc.(a)	2,917	287,033
Pool Corp.(a)	80	21,365
PulteGroup, Inc.(a)	396	47,469
Ross Stores, Inc.(a)	1,811	287,804
Royal Caribbean Cruises Ltd.(a)	897	257,287
Southwest Airlines Co.(a)	1,841	55,782
Starbucks Corp.(a)	4,734	382,839
Target Corp.(a)	1,778	164,856
Tesla, Inc.(a)(b)	12,974	5,923,409
TJX Cos., Inc.(a)	4,880	683,883
Tractor Supply Co.(a)	3,451	186,734
Ulta Beauty, Inc.(a)(b)	110	57,187
United Airlines Holdings, Inc.(a)(b)	973	91,501
Walmart, Inc.(a)	19,819	2,005,286
WW Grainger, Inc.(a)	114	111,606
Yum! Brands, Inc.(a)	1,027	141,942
		20,071,189
Consumer, Non-cyclical - 12.3%
Abbott Laboratories(a)	7,912	978,081
AbbVie, Inc.(a)	8,151	1,777,244
Agilent Technologies, Inc.(a)	1,557	227,883
Align Technology, Inc.(a)(b)	287	39,572
Altria Group, Inc.(a)	6,905	389,304
Amgen, Inc.(a)	2,135	637,148
Automatic Data Processing, Inc.(a)	1,741	453,182
Avery Dennison Corp.(a)	349	61,037
Baxter International, Inc.(a)	1,726	31,879
Becton Dickinson & Co.(a)	1,289	230,357
Biogen, Inc.(a)(b)	576	88,860
Booz Allen Hamilton Holding Corp.	380	33,121
Boston Scientific Corp.(a)(b)	7,049	709,975
Bristol-Myers Squibb Co.(a)	8,936	411,682
Cardinal Health, Inc.(a)	866	165,207
Cencora, Inc.(a)	708	239,170
Centene Corp.(a)(b)	2,968	104,978

The accompanying notes are an integral part of these financial statements.

26

APTUS LARGE CAP ENHANCED YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer, Non-cyclical - (Continued)
Church & Dwight Co., Inc.(a)	861	$75,501
Cigna Group(a)	1,217	297,447
Cintas Corp.(a)	1,463	268,124
Clorox Co.(a)	370	41,610
Coca-Cola Co.(a)	28,337	1,952,419
Colgate-Palmolive Co.(a)	3,192	245,944
Corpay, Inc.(b)	164	42,697
Corteva, Inc.(a)	2,688	165,151
CVS Health Corp.(a)	5,270	411,851
Danaher Corp.(a)	2,690	579,372
Dexcom, Inc.(a)(b)	2,384	138,796
Edwards Lifesciences Corp.(a)(b)	3,191	263,098
Elevance Health, Inc.(a)	1,123	356,216
Eli Lilly & Co.(a)	3,620	3,123,553
Equifax, Inc.(a)	380	80,218
GE HealthCare Technologies, Inc.(a)	1,549	116,098
General Mills, Inc.(a)	2,169	101,097
Gilead Sciences, Inc.(a)	5,262	630,335
Global Payments, Inc.	913	70,995
GRAIL, Inc.(b)	77	7,079
HCA Healthcare, Inc.(a)	1,275	586,092
Hershey Co.(a)	1,168	198,128
Hormel Foods Corp.(a)	1,812	39,121
Humana, Inc.(a)	591	164,410
IDEXX Laboratories, Inc.(a)(b)	314	197,666
Illumina, Inc.(b)	574	70,912
Intuitive Surgical, Inc.(a)(b)	1,618	864,465
IQVIA Holdings, Inc.(a)(b)	696	150,656
Johnson & Johnson(a)	11,099	2,096,268
Kellanova(a)	1,157	96,100
Kenvue, Inc.(a)	12,025	172,799
Keurig Dr Pepper, Inc.(a)	3,450	93,702
Kimberly-Clark Corp.(a)	1,254	150,116
Kraft Heinz Co.(a)	4,725	116,849
Kroger Co.(a)	2,446	155,639
McCormick & Co., Inc.	898	57,616
McKesson Corp.(a)	637	516,824
Medtronic PLC(a)	5,495	498,397
Merck & Co., Inc.(a)	11,526	991,005
Moderna, Inc.(a)(b)	1,449	39,355
Molina Healthcare, Inc.(a)(b)	126	19,286
Mondelez International, Inc. - Class A(a)	5,590	321,201
Monster Beverage Corp.(a)(b)	6,270	419,024
Moody’s Corp.	674	323,722
PayPal Holdings, Inc.(b)	4,305	298,207
Pfizer, Inc.(a)	26,212	646,126
Philip Morris International, Inc.(a)	7,154	1,032,537
Procter & Gamble Co.(a)	10,771	1,619,635
Quanta Services, Inc.(a)	437	196,270
Regeneron Pharmaceuticals, Inc.(a)	392	255,506
ResMed, Inc.(a)	428	105,665

	Shares	Value
S&P Global, Inc.	1,463	$712,788
Solventum Corp.(a)(b)	460	31,758
STERIS PLC(a)	322	75,895
Stryker Corp.(a)	1,436	511,561
Sysco Corp.(a)	1,778	132,070
Thermo Fisher Scientific, Inc.(a)	1,542	874,915
Tyson Foods, Inc. - Class A(a)	1,164	59,841
United Rentals, Inc.(a)	300	261,354
UnitedHealth Group, Inc.(a)	4,253	1,452,655
Verisk Analytics, Inc.(a)	884	193,384
Vertex Pharmaceuticals, Inc.(a)(b)	990	421,314
West Pharmaceutical Services, Inc.(a)	382	107,751
Zimmer Biomet Holdings, Inc.(a)	674	67,777
Zoetis, Inc.(a)	1,880	270,889
		33,213,532
Energy - 2.5%
Baker Hughes Co.(a)	3,894	188,509
Chevron Corp.(a)	8,744	1,379,104
ConocoPhillips(a)	5,788	514,322
Coterra Energy, Inc.(a)	2,629	62,202
Devon Energy Corp.(a)	2,324	75,507
EOG Resources, Inc.(a)	2,872	303,972
Exxon Mobil Corp.(a)	19,990	2,286,056
Kinder Morgan, Inc.(a)	8,691	227,617
Marathon Petroleum Corp.(a)	2,097	408,726
Occidental Petroleum Corp.(a)	3,163	130,316
ONEOK, Inc.(a)	1,543	103,381
Phillips 66(a)	1,747	237,837
SLB Ltd.(a)	7,929	285,920
Targa Resources Corp.(a)	698	107,520
Valero Energy Corp.(a)	1,311	222,293
Williams Cos., Inc.(a)	4,697	271,815
		6,805,097
Financial - 12.2%
Aflac, Inc.	3,001	321,677
Alexandria Real Estate Equities, Inc.(a)	576	33,535
Allstate Corp.	910	174,283
American Express Co.	2,590	934,291
American Homes 4 Rent - Class A	1,813	57,291
American International Group, Inc.	3,822	301,785
American Tower Corp.(a)	2,173	388,924
Ameriprise Financial, Inc.	341	154,395
Aon PLC - Class A	911	310,359
Apollo Global Management, Inc.	1,010	125,553
Arch Capital Group Ltd.	1,265	109,182
Arthur J Gallagher & Co.	966	241,007
AvalonBay Communities, Inc.(a)	608	105,743
Bank of America Corp.	30,534	1,632,042
Bank of New York Mellon Corp.	2,870	309,759
Berkshire Hathaway, Inc. - Class B(b)	8,439	4,029,960
Blackrock, Inc.	611	661,597
Blackstone, Inc.	4,648	681,583

The accompanying notes are an integral part of these financial statements.

27

APTUS LARGE CAP ENHANCED YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial - (Continued)
Brown & Brown, Inc.	933	$74,397
Capital One Financial Corp.	2,327	511,917
CBRE Group, Inc. - Class A(a)(b)	1,008	153,649
Charles Schwab Corp.	6,167	582,905
Chubb Ltd.	1,729	478,829
Citigroup, Inc.	7,522	761,452
CME Group, Inc.	1,310	347,792
CoStar Group, Inc.(a)(b)	1,484	102,114
Crown Castle, Inc.(a)	2,664	240,346
Digital Realty Trust, Inc.(a)	1,185	201,936
Equinix, Inc.(a)	412	348,556
Equity Residential(a)	1,787	106,219
Extra Space Storage, Inc.(a)	672	89,739
Fifth Third Bancorp	2,172	90,399
First Citizens BancShares, Inc. - Class A	33	60,219
Goldman Sachs Group, Inc.	1,440	1,136,693
Hartford Insurance Group, Inc.	983	122,069
Intercontinental Exchange, Inc.	2,325	340,124
Invitation Homes, Inc.(a)	3,228	90,868
Iron Mountain, Inc.(a)	945	97,288
JPMorgan Chase & Co.	12,917	4,018,737
M&T Bank Corp.	575	105,725
Markel Group, Inc.(b)	29	57,261
Marsh & McLennan Cos., Inc.	2,060	366,989
Mastercard, Inc. - Class A	3,755	2,072,722
MetLife, Inc.	3,535	282,164
Millrose Properties, Inc.	478	15,396
Morgan Stanley	5,721	938,244
Nasdaq, Inc.	1,728	147,727
NU Holdings Ltd. - Class A(b)	17,525	282,328
PNC Financial Services Group, Inc.	1,512	276,016
Principal Financial Group, Inc.	719	60,425
Progressive Corp.	2,741	564,646
Prologis, Inc.(a)	3,777	468,688
Prudential Financial, Inc.	1,255	130,520
Public Storage(a)	969	269,925
Realty Income Corp.(a)	2,728	158,169
SBA Communications Corp.(a)	342	65,486
Simon Property Group, Inc.(a)	1,231	216,361
State Street Corp.	1,013	117,164
T Rowe Price Group, Inc.	703	72,079
Travelers Cos., Inc.	883	237,191
Truist Financial Corp.	5,225	233,192
US Bancorp	6,077	283,674
VICI Properties, Inc.(a)	3,566	106,944
Visa, Inc. - Class A	7,903	2,692,868
Wells Fargo & Co.	15,377	1,337,338
Welltower, Inc.(a)	3,158	571,724
Weyerhaeuser Co.(a)	2,455	56,465
Willis Towers Watson PLC	335	104,889
		32,821,534

	Shares	Value
Industrial - 6.3%
3M Co.(a)	2,116	$352,314
Amcor PLC(a)	7,282	57,528
AMETEK, Inc.(a)	739	149,359
Amphenol Corp. - Class A(a)	4,662	649,603
Ball Corp.(a)	1,257	59,079
Carrier Global Corp.(a)	3,238	192,629
Caterpillar, Inc.(a)	2,494	1,439,686
CSX Corp.(a)	8,764	315,679
Deere & Co.(a)	1,016	469,016
Dover Corp.(a)	405	73,491
Eaton Corp. PLC(a)	1,722	657,046
Emerson Electric Co.(a)	2,140	298,680
Fortive Corp.(a)	1,212	61,012
Garmin Ltd.(a)	625	133,712
GE Vernova, Inc.(a)	1,236	723,233
General Dynamics Corp.(a)	1,220	420,778
General Electric Co.(a)	6,380	1,971,101
Graco, Inc.	441	36,061
HEICO Corp.	371	117,893
Honeywell International, Inc.(a)	2,704	544,396
Howmet Aerospace, Inc.(a)	1,313	270,412
Illinois Tool Works, Inc.(a)	1,485	362,221
Ingersoll Rand, Inc.(a)	1,441	109,992
JB Hunt Transport Services, Inc.(a)	324	54,711
Johnson Controls International PLC(a)	2,622	299,931
Keysight Technologies, Inc.(a)(b)	602	110,142
L3Harris Technologies, Inc.(a)	637	184,157
Lincoln Electric Holdings, Inc.	109	25,555
Lockheed Martin Corp.(a)	912	448,595
Martin Marietta Materials, Inc.(a)	143	87,673
Mettler-Toledo International, Inc.(a)(b)	63	89,226
Norfolk Southern Corp.(a)	368	104,284
Northrop Grumman Corp.(a)	669	390,328
Old Dominion Freight Line, Inc.(a)	313	43,951
Otis Worldwide Corp.(a)	2,437	226,056
Owens Corning	289	36,793
Packaging Corp. of America(a)	399	78,108
Parker-Hannifin Corp.(a)	591	456,743
Ralliant Corp.(a)	400	17,568
Republic Services, Inc.(a)	1,198	249,472
Rockwell Automation, Inc.(a)	369	135,925
RTX Corp.(a)	7,061	1,260,388
TE Connectivity PLC(a)	1,208	298,388
Teledyne Technologies, Inc.(a)(b)	101	53,209
Trane Technologies PLC(a)	882	395,709
TransDigm Group, Inc.(a)	252	329,745
Union Pacific Corp.(a)	3,651	804,571
United Parcel Service, Inc. - Class B(a)	5,615	541,398
Veralto Corp.(a)	896	88,417
Vulcan Materials Co.(a)	411	118,984
Waste Management, Inc.(a)	1,867	372,971

The accompanying notes are an integral part of these financial statements.

28

APTUS LARGE CAP ENHANCED YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial - (Continued)
Westinghouse Air Brake Technologies Corp.(a)	598	$122,255
Xylem, Inc.(a)	861	129,882
		17,020,056
Technology - 32.9%(c)
Accenture PLC - Class A(a)	2,876	719,288
Adobe, Inc.(a)(b)	2,066	703,080
Advanced Micro Devices, Inc.(a)(b)	7,486	1,917,314
Analog Devices, Inc.(a)	2,073	485,351
Apple, Inc.(a)	69,562	18,807,478
Applied Materials, Inc.(a)	3,836	894,172
Autodesk, Inc.(a)(b)	863	260,056
Broadcom, Inc.(a)	21,710	8,024,667
Broadridge Financial Solutions, Inc.	861	189,764
Cadence Design Systems, Inc.(a)(b)	1,008	341,399
Cognizant Technology Solutions Corp. - Class A(a)	1,802	131,330
Crowdstrike Holdings, Inc. - Class A(a)(b)	659	357,844
Datadog, Inc. - Class A(a)(b)	888	144,575
Dell Technologies, Inc. - Class C(a)	2,872	465,293
Electronic Arts, Inc.(a)	949	189,857
Fair Isaac Corp.(a)(b)	55	91,274
Fidelity National Information Services, Inc.	2,077	129,854
Fiserv, Inc.(b)	2,356	157,122
Fortinet, Inc.(a)(b)	3,163	273,378
Gartner, Inc.(a)(b)	290	72,019
Hewlett Packard Enterprise Co.(a)	4,428	108,132
HP, Inc.(a)	3,496	96,734
Intel Corp.(a)(b)	19,945	797,601
International Business Machines Corp.(a)	4,231	1,300,652
Intuit, Inc.(a)	1,297	865,812
KLA Corp.(a)	713	861,832
Micron Technology, Inc.(a)	4,361	975,861
Microsoft Corp.(a)	34,186	17,701,853
Monolithic Power Systems, Inc.(a)	112	112,560
MSCI, Inc.	302	177,742
NVIDIA Corp.(a)	111,759	22,630,080
NXP Semiconductors NV(a)	968	202,428
Oracle Corp.(a)	7,400	1,943,314
Palantir Technologies, Inc. - Class A(a)(b)	9,440	1,892,437
Paychex, Inc.(a)	2,107	246,582
QUALCOMM, Inc.(a)	5,129	927,836
Roper Technologies, Inc.(a)	371	165,522
Salesforce, Inc.(a)	4,411	1,148,668
ServiceNow, Inc.(a)(b)	956	878,832
Snowflake, Inc. - Class A(b)	729	200,387
Synopsys, Inc.(a)(b)	695	315,405
Take-Two Interactive Software, Inc.(a)(b)	594	152,284
Texas Instruments, Inc.(a)	4,212	680,070
		88,737,739

	Shares	Value
Utilities - 2.0%
Ameren Corp.(a)	882	$89,982
American Electric Power Co., Inc.(a)	2,914	350,438
American Water Works Co., Inc.(a)	648	83,223
Consolidated Edison, Inc.(a)	2,142	208,652
Constellation Energy Corp.(a)	1,766	665,782
Dominion Energy, Inc.(a)	4,881	286,466
DTE Energy Co.(a)	658	89,185
Duke Energy Corp.(a)	4,412	548,412
Edison International(a)	1,264	70,000
Entergy Corp.(a)	1,330	127,800
Eversource Energy(a)	1,175	86,727
Exelon Corp.(a)	5,563	256,566
FirstEnergy Corp.(a)	1,859	85,198
NextEra Energy, Inc.(a)	10,508	855,351
PG&E Corp.(a)	12,668	202,181
PPL Corp.(a)	2,397	87,538
Public Service Enterprise Group, Inc.(a)	1,757	141,544
Sempra(a)	3,444	316,641
Southern Co.(a)	5,798	545,244
WEC Energy Group, Inc.(a)	1,015	113,406
Xcel Energy, Inc.(a)	2,009	163,070
		5,373,406
TOTAL COMMON STOCKS (Cost $183,264,823)		249,525,100
EXCHANGE TRADED FUNDS - 4.7%
Large Cap Core Equity - 4.7%
BNY Mellon US Large Cap Core Equity ETF	97,109	12,721,279
TOTAL EXCHANGE TRADED FUNDS (Cost $11,049,818)		12,721,279
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Treasury Obligations Fund - Class X, 3.98%(d)	3,895,501	3,895,501
TOTAL MONEY MARKET FUNDS (Cost $3,895,501)		3,895,501
TOTAL INVESTMENTS - 98.7% (Cost $198,210,142)		$266,141,880
Other Assets in Excess of Liabilities - 1.3%(e)		3,464,089
TOTAL NET ASSETS - 100.0%		$269,605,969

Percentages are stated as a percent of net assets.
(a)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $173,146,972.
(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

29

APTUS LARGE CAP ENHANCED YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(e)	Includes cash of $6,628 that is pledged as collateral for total return swaps.
The accompanying notes are an integral part of these financial statements.

30

Aptus Large Cap Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTEVHT(a)	Goldman Sachs	Receive	EFFR	Termination	01/05/2027	$264,724,456	$3,113,181
Net Unrealized Appreciation (Depreciation)							$3,113,181

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
EFFR - Effective Federal Funds Rate was 3.86% as of October 31, 2025.
(a)
The Diversified Equity Volatility Harvesting Series (“RCXTEVHT” or the “Index”) is a rules-based strategy that will add or subtract risk based on proprietary signals. The index generally is made up of Cboe Volatility Index (“VIX”), Nasdaq & S&P Index options, and VIX futures. As of October 31, 2025, the components of the Index are provided on the next page.

The accompanying notes are an integral part of these financial statements.

31

Aptus Large Cap Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited)(Continued)
The underlying components of the index as of October 31, 2025 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX November 2025	11/19/2025	25,438	$486,652	0.18%
VIX December 2025	12/17/2025	3,470	69,269	0.03%
Total Futures Contracts			555,921	0.21%
Option Contracts:
Nasdaq-100 Weekly Index P24400	11/03/2025	(101.78)	(134)	0.00%
Nasdaq-100 Weekly Index P24560	11/03/2025	(124.87)	(403)	0.00%
Nasdaq-100 Weekly Index P24700	11/03/2025	(165.23)	(250)	0.00%
Nasdaq-100 Weekly Index P24870	11/03/2025	(501.79)	(449)	0.00%
Nasdaq-100 Weekly Index P25190	11/03/2025	(705.74)	(2,849)	0.00%
S&P 500 Weekly Index P6585	11/03/2025	(1,740.10)	(258)	0.00%
S&P 500 Weekly Index P6645	11/03/2025	(2,031.55)	(959)	0.00%
S&P 500 Weekly Index P6660	11/03/2025	(3,516.04)	(1,290)	0.00%
S&P 500 Weekly Index P6715	11/03/2025	(164.72)	(4,744)	0.00%
Nasdaq-100 Weekly Index P24320	11/04/2025	(100.00)	(396)	0.00%
Nasdaq-100 Weekly Index P24600	11/04/2025	(124.11)	(370)	0.00%
Nasdaq-100 Weekly Index P24700	11/04/2025	(251.02)	(555)	0.00%
Nasdaq-100 Weekly Index P24920	11/04/2025	(1,160.06)	(1,819)	0.00%
S&P 500 Weekly Index P6595	11/04/2025	(869.83)	(1,048)	0.00%
S&P 500 Weekly Index P6630	11/04/2025	(697.42)	(1,133)	0.00%
S&P 500 Weekly Index P6635	11/04/2025	(1,758.02)	(958)	0.00%
S&P 500 Weekly Index P6655	11/04/2025	(123.61)	(3,055)	0.00%
Nasdaq-100 Weekly Index P24200	11/05/2025	(99.24)	(473)	0.00%
Nasdaq-100 Weekly Index P24600	11/05/2025	(167.26)	(754)	0.00%
Nasdaq-100 Weekly Index P24750	11/05/2025	(870.05)	(1,744)	0.00%
S&P 500 Weekly Index P6565	11/05/2025	(695.87)	(1,307)	0.00%
S&P 500 Weekly Index P6610	11/05/2025	(1,172.01)	(1,587)	0.00%
S&P 500 Weekly Index P6620	11/05/2025	(98.73)	(2,944)	0.00%
Nasdaq-100 Weekly Index P24100	11/06/2025	(125.38)	(514)	0.00%
Nasdaq-100 Weekly Index P24600	11/06/2025	(696.04)	(1,594)	0.00%
S&P 500 Weekly Index P6545	11/06/2025	(879.01)	(1,457)	0.00%
S&P 500 Weekly Index P6585	11/06/2025	(100.26)	(2,581)	0.00%
Nasdaq-100 Weekly Index P24450	11/07/2025	(703.21)	(1,479)	0.00%
S&P 500 Weekly Index P6560	11/07/2025	(13,400.37)	(2,515)	0.00%
VIX Index C21	11/19/2025	(25,803.20)	(16,549)	−0.01%
VIX Index C21.5	11/19/2025	(48,246.90)	(29,674)	−0.01%
VIX Index C22	11/19/2025	(14,791.50)	(51,865)	−0.02%
VIX Index C22.5	11/19/2025	(50,424.47)	(14,865)	−0.01%
VIX Index C23	11/19/2025	(82,543.84)	(47,903)	−0.02%
VIX Index C23.5	11/19/2025	(33,086.28)	(74,702)	−0.03%
VIX Index C24	11/19/2025	(28,403.28)	(28,454)	−0.01%
VIX Index C24.5	11/19/2025	(115,520.01)	(23,291)	−0.01%
VIX Index C25	11/19/2025	(92,256.73)	(92,416)	−0.04%
VIX Index C26	11/19/2025	(35,869.43)	(66,425)	−0.03%
VIX Index C27	11/19/2025	(70,487.67)	(24,033)	−0.01%

The accompanying notes are an integral part of these financial statements.

32

Aptus Large Cap Enhanced Yield ETF
Schedule of Total Return Swap Contracts
October 31, 2025 (Unaudited) (Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
VIX Index C28	11/19/2025	(40,219.72)	$(43,702)	−0.02%
VIX Index C29	11/19/2025	(23,268.23)	(23,327)	−0.01%
VIX Index C30	11/19/2025	(16,594.49)	(12,681)	−0.01%
VIX Index C31	11/19/2025	(9,291.75)	(8,474)	0.00%
VIX Index C32	11/19/2025	(7,165.40)	(4,553)	0.00%
VIX Index C33	11/19/2025	(6,944.21)	(3,260)	0.00%
VIX Index C34	11/19/2025	(7,165.40)	(3,021)	0.00%
VIX Index C36	11/19/2025	40,201.11	(2,759)	0.00%
VIX Index C37	11/19/2025	69,024.46	14,673	0.01%
VIX Index C38	11/19/2025	71,666.06	24,159	0.01%
VIX Index C39	11/19/2025	41,258.65	24,008	0.01%
VIX Index C40	11/19/2025	118,238.34	12,694	0.00%
VIX Index C42.5	11/19/2025	188,039.73	33,107	0.01%
VIX Index C47.5	11/19/2025	188,039.73	40,805	0.01%
VIX Index C50	11/19/2025	77,741.57	15,548	0.01%
VIX Index C55	11/19/2025	72,984.12	11,677	0.00%
VIX Index C60	11/19/2025	20,832.62	2,708	0.00%
VIX Index C65	11/19/2025	21,496.19	2,150	0.00%
VIX Index C24	12/17/2025	(3,350.09)	(5,846)	0.00%
VIX Index C24.5	12/17/2025	(6,447.58)	(10,800)	0.00%
VIX Index C25	12/17/2025	(11,684.74)	(18,812)	−0.01%
VIX Index C26	12/17/2025	(4,060.40)	(6,088)	0.00%
VIX Index C27	12/17/2025	(12,661.44)	(11,699)	0.00%
VIX Index C28	12/17/2025	(6,181.18)	(8,097)	0.00%
VIX Index C29	12/17/2025	(7,374.99)	(9,071)	0.00%
VIX Index C30	12/17/2025	(8,636.54)	(10,018)	0.00%
VIX Index C31	12/17/2025	(5,470.87)	(6,018)	0.00%
VIX Index C32	12/17/2025	(710.31)	(742)	0.00%
VIX Index C50	12/17/2025	43,450.31	22,377	0.01%
VIX Index C55	12/17/2025	23,127.83	10,061	0.00%
Total Options Contracts			(484,797)	−0.18%
Cash
Cash			264,653,332	99.97%
Total Underlying Positions			$264,724,456	100.00%

The accompanying notes are an integral part of these financial statements.

33

APTUS LARGE CAP UPSIDE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.9%
Basic Materials - 0.5%
Linde PLC(a)	1,080	$451,764
Solstice Advanced Materials, Inc.(a)(b)	433	19,493
		471,257
Communications - 12.3%
Alphabet, Inc. - Class A(a)	4,889	1,374,738
Alphabet, Inc. - Class C(a)	4,702	1,325,118
Amazon.com, Inc.(a)(b)	8,748	2,136,437
AT&T, Inc.(a)	29,087	719,903
Cisco Systems, Inc.(a)	6,794	496,709
MercadoLibre, Inc.(a)(b)	431	1,003,049
Meta Platforms, Inc. - Class A(a)	1,333	864,250
Motorola Solutions, Inc.(a)	2,521	1,025,316
Netflix, Inc.(a)(b)	674	754,112
Palo Alto Networks, Inc.(a)(b)	3,420	753,221
Spotify Technology SA(a)(b)	544	356,494
T-Mobile US, Inc.	1,851	388,802
Uber Technologies, Inc.(b)	4,566	440,619
		11,638,768
Consumer, Cyclical - 5.4%
Chipotle Mexican Grill, Inc.(a)(b)	9,377	297,157
Costco Wholesale Corp.(a)	627	571,479
Dollar General Corp.	6,746	665,561
Fastenal Co.(a)	9,166	377,181
Home Depot, Inc.(a)	1,300	493,467
Live Nation Entertainment, Inc.(b)	4,127	617,110
TJX Cos., Inc.(a)	5,742	804,684
Warner Music Group Corp. - Class A	21,345	682,186
WW Grainger, Inc.(a)	683	668,657
		5,177,482
Consumer, Non-cyclical - 26.7%(c)
AbbVie, Inc.(a)	4,233	922,963
Altria Group, Inc.(a)	11,832	667,088
Automatic Data Processing, Inc.(a)	2,379	619,254
Bristol-Myers Squibb Co.	9,829	452,822
Cencora, Inc.(a)	5,147	1,738,708
Centene Corp.(b)	12,475	441,241
Church & Dwight Co., Inc.(a)	7,644	670,302
Cigna Group	1,853	452,892
Clorox Co.(a)	5,897	663,177
Coca-Cola Co.(a)	17,240	1,187,836
Colgate-Palmolive Co.(a)	12,798	986,086
Eli Lilly & Co.(a)	917	791,243
Gilead Sciences, Inc.	6,045	724,131
Hershey Co.(a)	5,621	953,490
Johnson & Johnson(a)	5,670	1,070,893
Kellanova(a)	15,670	1,301,550
Kimberly-Clark Corp.(a)	8,170	978,031
Kroger Co.	7,343	467,235
McKesson Corp.(a)	1,316	1,067,723
Merck & Co., Inc.(a)	10,203	877,254

	Shares	Value
Monster Beverage Corp.(a)(b)	11,523	$770,082
PepsiCo, Inc.(a)	7,314	1,068,502
Philip Morris International, Inc.(a)	5,071	731,897
Procter & Gamble Co.(a)	5,706	858,011
Rollins, Inc.(a)	15,948	918,764
Royalty Pharma PLC - Class A	14,129	530,403
Sysco Corp.(a)	13,730	1,019,864
UnitedHealth Group, Inc.(a)	1,758	600,463
Verisk Analytics, Inc.(a)	3,207	701,563
Vertex Pharmaceuticals, Inc.(a)(b)	1,565	666,017
Zimmer Biomet Holdings, Inc.	4,337	436,129
		25,335,614
Energy - 2.4%
Cheniere Energy, Inc.(a)	2,371	502,652
Exxon Mobil Corp.(a)	5,467	625,206
Marathon Petroleum Corp.(a)	3,771	735,006
Williams Cos., Inc.(a)	7,057	408,388
		2,271,252
Financial - 13.7%
Arch Capital Group Ltd.(a)	7,000	604,170
Arthur J Gallagher & Co.(a)	2,708	675,619
Cboe Global Markets, Inc.	5,497	1,350,283
Chubb Ltd.(a)	2,858	791,495
Circle Internet Group, Inc.(b)	4,799	609,377
CME Group, Inc.	4,654	1,235,591
Crown Castle, Inc.	4,132	372,789
Hartford Insurance Group, Inc.(a)	3,597	446,675
Marsh & McLennan Cos., Inc.(a)	3,474	618,893
Mastercard, Inc. - Class A(a)	1,254	692,195
Progressive Corp.(a)	3,915	806,490
Rocket Cos., Inc. - Class A	69,340	1,155,204
SBA Communications Corp.	1,626	311,347
Travelers Cos., Inc.(a)	1,760	472,771
Ventas, Inc.	6,682	493,065
Visa, Inc. - Class A(a)	1,991	678,413
W R Berkley Corp.(a)	12,135	865,711
Welltower, Inc.(a)	4,804	869,716
		13,049,804
Industrial - 5.1%
General Dynamics Corp.(a)	2,489	858,456
Honeywell International, Inc.(a)	1,730	348,301
Lockheed Martin Corp.(a)	2,757	1,356,113
Northrop Grumman Corp.	1,062	619,624
Republic Services, Inc.(a)	3,623	754,454
Waste Management, Inc.(a)	4,552	909,353
		4,846,301
Technology - 23.2%
Apple, Inc.(a)	17,595	4,757,160
Broadcom, Inc.	1,531	565,904
Broadridge Financial Solutions, Inc.	2,912	641,805
Datadog, Inc. - Class A(a)(b)	6,328	1,030,262
Electronic Arts, Inc.	3,108	621,786

The accompanying notes are an integral part of these financial statements.

34

APTUS LARGE CAP UPSIDE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Fiserv, Inc.(a)(b)	3,666	$244,486
Fortinet, Inc.(a)(b)	6,357	549,435
Leidos Holdings, Inc.(a)	5,943	1,131,963
Microsoft Corp.(a)	8,631	4,469,218
NVIDIA Corp.(a)	26,717	5,409,925
Paychex, Inc.(a)	4,030	471,631
ServiceNow, Inc.(a)(b)	1,093	1,004,773
Veeva Systems, Inc. - Class A(b)	1,994	580,653
Workday, Inc. - Class A(b)	2,073	497,354
		21,976,355
Utilities - 2.6%
American Water Works Co., Inc.	3,004	385,804
Consolidated Edison, Inc.	4,646	452,567
Entergy Corp.(a)	7,527	723,270
PPL Corp.	24,720	902,774
		2,464,415
TOTAL COMMON STOCKS (Cost $83,235,421)		87,231,248
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%
First American Treasury Obligations Fund - Class X, 3.98%(d)	2,820,055	2,820,055
TOTAL MONEY MARKET FUNDS (Cost $2,820,055)		2,820,055
TOTAL INVESTMENTS - 94.9% (Cost $86,055,476)		$90,051,303
Other Assets in Excess of Liabilities - 5.1%		4,802,119
TOTAL NET ASSETS - 100.0%		$94,853,422

Percentages are stated as a percent of net assets.
(a)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of October 31, 2025 is $46,347,203.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

35

APTUS LARGE CAP UPSIDE ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
October 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
RCXTSOA6(a)	Goldman Sachs	Receive	EFFR	Termination	01/26/2026	$32,498,962	$972,782
RCXTSOA6(a)	Goldman Sachs	Receive	EFFR	Termination	09/08/2026	59,070,259	3,772,833
RCXTSOA6(a)	Goldman Sachs	Receive	EFFR	Termination	04/07/2027	4,574,170	58,447
Net Unrealized Appreciation (Depreciation)							$4,804,062

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
EFFR - Effective Federal Funds Rate was 3.86% as of October 31, 2025.
(a)
The Systematic Equity Futures Trend and Dynamic PutWrite Series 1 (“RCXTSOA6” or the “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The Index generally is made up of S&P Index options and futures. As of October 31, 2025, the components of the Index are provided on the next page.

The accompanying notes are an integral part of these financial statements.

36

APTUS LARGE CAP UPSIDE ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
October 31, 2025 (Unaudited)(Continued)
The underlying components of the index as of October 31, 2025 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
E-mini S&P 500 December Index	12/19/2025	7,008	$48,169,993	50.10%
Total Futures Contracts			48,169,993	50.10%
Option Contracts:
S&P 500 Weekly Index P6675	11/03/2025	(96.56)	(73)	0.00%
S&P 500 Weekly Index P6710	11/03/2025	(376.30)	(468)	0.00%
S&P 500 Weekly Index P6720	11/03/2025	(166.74)	(247)	0.00%
S&P 500 Weekly Index P6735	11/03/2025	(337.89)	(666)	0.00%
S&P 500 Weekly Index P6745	11/03/2025	(1084.85)	(2,624)	0.00%
S&P 500 Weekly Index P6675	11/04/2025	(204.83)	(458)	0.00%
S&P 500 Weekly Index P6705	11/04/2025	(380.22)	(1,285)	0.00%
S&P 500 Weekly Index P6715	11/04/2025	(228.30)	(892)	0.00%
S&P 500 Weekly Index P6740	11/04/2025	(166.77)	(941)	0.00%
S&P 500 Weekly Index P6655	11/05/2025	(132.91)	(480)	0.00%
S&P 500 Weekly Index P6680	11/05/2025	(206.97)	(982)	0.00%
S&P 500 Weekly Index P6700	11/05/2025	(95.24)	(567)	0.00%
S&P 500 Weekly Index P6710	11/05/2025	(166.41)	(1,113)	0.00%
S&P 500 Weekly Index P6640	11/06/2025	(95.28)	(461)	0.00%
S&P 500 Weekly Index P6660	11/06/2025	(134.30)	(786)	0.00%
S&P 500 Weekly Index P6750	11/06/2025	(166.86)	(2,453)	0.00%
S&P 500 Weekly Index P6640	11/07/2025	(96.28)	(672)	0.00%
S&P 500 Weekly Index P6735	11/07/2025	(166.25)	(2,749)	0.00%
S&P 500 Weekly Index P6550	11/10/2025	(166.61)	(820)	0.00%
S&P 500 Weekly Index P6650	11/11/2025	(168.75)	(2,220)	0.00%
S&P 500 Weekly Index P6640	11/12/2025	(168.02)	(2,514)	0.00%
S&P 500 Weekly Index P6670	11/13/2025	(168.14)	(3,600)	−0.01%
S&P 500 Weekly Index P6630	11/14/2025	(167.79)	(3,283)	0.00%
S&P 500 Weekly Index P6660	11/17/2025	(168.10)	(4,514)	−0.01%
S&P 500 Weekly Index P6730	11/18/2025	(168.05)	(7,139)	−0.01%
S&P 500 Weekly Index P6740	11/19/2025	(167.32)	(8,084)	−0.01%
S&P 500 Weekly Index P6700	11/20/2025	(167.44)	(7,554)	−0.01%
S&P 500 Weekly Index P6740	11/21/2025	(168.02)	(9,542)	−0.01%
S&P 500 Weekly Index P6790	11/24/2025	(167.53)	(12,375)	−0.01%
S&P 500 Weekly Index P6875	11/25/2025	(166.65)	(18,028)	−0.02%
S&P 500 Weekly Index P6890	11/26/2025	(165.07)	(19,398)	−0.02%
S&P 500 Weekly Index P6890	11/28/2025	(164.72)	(19,653)	−0.02%
S&P 500 Weekly Index P6820	12/01/2025	(164.68)	(15,591)	−0.02%
S&P 500 Weekly Index P6840	12/02/2025	(166.11)	(17,330)	-0.02%
Total Options Contracts			(169,561)	−0.17%
Cash
Cash			48,142,959	50.07%
Total Underlying Positions			$96,143,391	100.00%

The accompanying notes are an integral part of these financial statements.

37

Opus Small Cap Value ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Basic Materials - 3.2%
Hawkins, Inc.	107,331	$15,224,902
United States Lime & Minerals, Inc.	48,021	5,629,022
		20,853,924
Communications - 1.3%
A10 Networks, Inc.	458,154	8,173,467
Consumer, Cyclical - 11.7%
Boyd Gaming Corp.	122,308	9,524,124
Copa Holdings SA - Class A	66,782	8,361,774
Gildan Activewear, Inc.	159,679	9,307,689
KB Home	195,485	12,202,173
Murphy USA, Inc.	22,864	8,189,885
PriceSmart, Inc.	81,800	9,402,092
Texas Roadhouse, Inc.	97,417	15,935,473
Winmark Corp.	7,200	2,902,824
		75,826,034
Consumer, Non-cyclical - 9.9%
Chemed Corp.	27,324	11,784,841
Encompass Health Corp.	128,386	14,616,746
Ensign Group, Inc.	102,995	18,549,400
Hackett Group, Inc.	180,332	3,265,813
LeMaitre Vascular, Inc.	68,953	5,972,019
Service Corp. International	122,243	10,208,513
		64,397,332
Energy - 7.6%
Chord Energy Corp.	70,472	6,393,220
Kimbell Royalty Partners LP	196,381	2,600,084
Northern Oil & Gas, Inc.	292,980	6,483,647
Range Resources Corp.	222,871	7,923,064
TechnipFMC PLC	233,313	9,647,493
Viper Energy, Inc. - Class A	434,777	16,330,224
		49,377,732
Financial - 35.7%(a)
Agree Realty Corp.	93,106	6,797,669
American Healthcare REIT, Inc.	331,934	15,043,249
American Homes 4 Rent - Class A	175,186	5,535,877
EastGroup Properties, Inc.	56,028	9,778,567
Enterprise Financial Services Corp.	236,727	12,397,393
Essential Properties Realty Trust, Inc.	339,291	10,138,015
FirstService Corp.	37,942	6,048,334
Four Corners Property Trust, Inc.	178,129	4,210,969
German American Bancorp, Inc.	274,278	10,570,674
Hanover Insurance Group, Inc.	89,878	15,358,353
Hingham Institution For Savings	25,168	7,405,936
Home BancShares, Inc.	386,609	10,326,326
Houlihan Lokey, Inc.	66,810	11,964,335
Ladder Capital Corp.	671,762	7,100,524
Lakeland Financial Corp.	156,262	8,914,747

	Shares	Value
Mercury General Corp.	80,122	$6,193,431
Pathward Financial, Inc.	145,213	9,883,197
Primerica, Inc.	52,199	13,564,954
Seacoast Banking Corp. of Florida	447,849	13,569,825
Stock Yards Bancorp, Inc.	190,955	12,415,894
Terreno Realty Corp.	109,644	6,263,962
Victory Capital Holdings, Inc. - Class A	116,564	7,258,440
West BanCorp, Inc.	411,421	8,750,925
Wintrust Financial Corp.	88,590	11,518,472
		231,010,068
Industrial - 20.2%
AptarGroup, Inc.	64,171	7,444,478
Arcosa, Inc.	133,180	13,584,360
Curtiss-Wright Corp.	33,696	20,073,718
Flowserve Corp.	178,895	12,209,584
Franklin Electric Co., Inc.	69,349	6,572,205
Graco, Inc.	104,177	8,518,553
Kadant, Inc.	41,787	11,560,791
nVent Electric PLC	104,520	11,951,862
Owens Corning	76,491	9,738,069
Primoris Services Corp.	135,565	19,185,159
UFP Industries, Inc.	104,422	9,620,399
		130,459,178
Technology - 1.7%
Amdocs Ltd.	63,595	5,358,515
Climb Global Solutions, Inc.	48,951	5,437,477
		10,795,992
Utilities - 5.0%
California Water Service Group	181,953	8,075,074
IDACORP, Inc.	36,886	4,759,032
National Fuel Gas Co.	134,565	10,618,524
New Jersey Resources Corp.	201,852	8,942,044
		32,394,674
TOTAL COMMON STOCKS (Cost $575,795,555)		623,288,401
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.7%
First American Treasury Obligations Fund - Class X, 3.98%(b)	24,187,512	24,187,512
TOTAL MONEY MARKET FUNDS (Cost $24,187,512)		24,187,512
TOTAL INVESTMENTS - 100.0% (Cost $599,983,067)		$647,475,913
Liabilities in Excess of Other Assets - (0.0)(c)		(111,446)
TOTAL NET ASSETS - 100.0%		$647,364,467

The accompanying notes are an integral part of these financial statements.

38

Opus Small Cap Value ETF
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

39

APTUS ETFs
Statements of Assets and Liabilities
October 31, 2025 (Unaudited)

	Aptus Collared Investment Opportunity ETF	Aptus Deferred Income ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Aptus Enhanced Yield ETF
ASSETS:
Investments in unaffiliated securities, at value	$2,231,899,967	$87,271,781	$438,755,066	$251,912,538	$218,592,777
Investments in affiliated securities, at value	—	—	1,034,781,870	—	—
Deposit at broker for option contracts	4,633,734	—	4,738,291	41,989	—
Cash collateral for written options	214,794	—	—	—	—
Receivable for investments sold	19,450,764	—	10,799,538	1,714,232	—
Dividends receivable	1,121,568	366	60,113	124,826	22,688
Interest receivable	11,401	153	28,759	321	1,376,797
Receivable for swap contracts	—	1,594,720	—	—	2,996,022
Receivable for fund shares sold	—	—	4,420,515	—	—
Total assets	2,257,332,228	88,867,020	1,493,584,152	253,793,906	222,988,284
LIABILITIES:
Written option contracts, at value	26,784,085	37,769	24,382,000	1,415,000	—
Payable for investments purchased	14,919,939	—	15,263,652	1,701,799	—
Payable to adviser	1,461,557	57,635	829,532	165,012	110,271
Due to broker	—	481	—	—	—
Total liabilities	43,165,581	95,885	40,475,184	3,281,811	110,271
NET ASSETS	$2,214,166,647	$88,771,135	$1,453,108,968	$250,512,095	$222,878,013
Net Assets Consists of:
Paid-in capital	$1,827,091,604	$85,075,470	$1,444,301,979	$283,921,930	$266,710,388
Total distributable earnings/(accumulated losses)	387,075,043	3,695,665	8,806,989	(33,409,835)	(43,832,375)
Total net assets	$2,214,166,647	$88,771,135	$1,453,108,968	$250,512,095	$222,878,013
Net assets	$2,214,166,647	$88,771,135	$1,453,108,968	$250,512,095	$222,878,013
Shares issued and outstanding(a)	50,300,000	3,350,000	49,300,000	4,841,755	10,025,000
Net asset value per share	$44.02	$26.50	$29.47	$51.74	$22.23
Cost:
Investments in unaffiliated securities, at cost	$1,603,613,140	$86,493,197	$404,138,152	$184,081,335	$217,695,637
Investments in affiliated securities, at cost	$—	$—	$1,008,477,726	$—	$—
Proceeds:
Written options premium received	$21,189,022	$694,168	$20,327,600	$3,020,015	$—

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

40

APTUS ETFs
Statements of Assets and Liabilities
October 31, 2025 (Unaudited)(Continued)

	Aptus International Enhanced Yield ETF	Aptus Large Cap Enhanced Yield ETF	Aptus Large Cap Upside ETF	Opus Small Cap Value ETF
ASSETS:
Investments in unaffiliated securities, at value	$365,042,157	$266,141,880	$90,051,303	$647,475,913
Cash collateral for swap contracts	—	6,628	—	—
Receivable for swap contracts	4,002,665	3,113,181	4,804,062	—
Dividends receivable	1,886	126,237	61,032	316,847
Receivable for investments sold	—	304,237	—	—
Dividend tax reclaims receivable	—	1,172	—	9,320
Total assets	369,046,708	269,693,335	94,916,397	647,802,080
LIABILITIES:
Payable to adviser	120,609	87,366	62,975	437,613
Total liabilities	120,609	87,366	62,975	437,613
NET ASSETS	$368,926,099	$269,605,969	$94,853,422	$647,364,467
Net Assets Consists of:
Paid-in capital	$356,115,847	$203,027,570	$86,480,498	$618,543,281
Total distributable earnings/(accumulated losses)	12,810,252	66,578,399	8,372,924	28,821,186
Total net assets	$368,926,099	$269,605,969	$94,853,422	$647,364,467
Net assets	$368,926,099	$269,605,969	$94,853,422	$647,364,467
Shares issued and outstanding(a)	15,450,000	7,175,000	3,550,000	17,500,000
Net asset value per share	$23.88	$37.58	$26.72	$36.99
Cost:
Investments in unaffiliated securities, at cost	$310,262,561	$198,210,142	$86,055,476	$599,983,067

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

41

APTUS ETFs
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025 (Unaudited)

	Aptus Collared Investment Opportunity ETF	Aptus Deferred Income ETF(a)	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Aptus Enhanced Yield ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$11,592,719	$6,270	$6,810,053	$1,365,130	$330,848
Less: Dividend withholding taxes	(7,698)	—	—	(1,034)	—
Dividend income from affiliated securities	—	—	22,476,111	—	—
Interest income	104,960	114,215	385,225	10,634	6,773,035
Total investment income	11,689,981	120,485	29,671,389	1,374,730	7,103,883
EXPENSES:
Investment advisory fee	7,999,413	225,837	4,548,166	921,472	746,904
Total expenses	7,999,413	225,837	4,548,166	921,472	746,904
Net investment income/(loss)	3,690,568	(105,352)	25,123,223	453,258	6,356,979
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(164,491,412)	(91,887)	16,174,741	(10,493,964)	(4,928,748)
In-kind redemptions – unaffiliated securities	17,770,703	864,049	150,878	8,619,791	—
In-kind redemptions – affiliated securities	—	—	665,672	—	—
Written option contracts expired or closed	55,351,345	(848)	34,877,502	3,867,254	—
Swap contracts	—	—	—	—	74,146
Net realized gain (loss)	(91,369,364)	771,314	51,868,793	1,993,081	(4,854,602)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	357,660,317	778,584	25,713,043	34,491,285	530,003
Investments in affiliated securities	—	—	18,816,633	—	—
Written option contracts	(4,334,571)	656,399	(2,840,605)	1,373,696	—
Swap contracts	—	1,594,720	—	—	2,996,022
Net change in unrealized appreciation (depreciation)	353,325,746	3,029,703	41,689,071	35,864,981	3,526,025
Net realized and unrealized gain (loss)	261,956,382	3,801,017	93,557,864	37,858,062	(1,328,577)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$265,646,950	$3,695,665	$118,681,087	$38,311,320	$5,028,402

(a)	Inception date of the Fund was May 13, 2025.
The accompanying notes are an integral part of these financial statements.

42

APTUS ETFs
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025 (Unaudited)

	Aptus International Enhanced Yield ETF	Aptus Large Cap Enhanced Yield ETF	Aptus Large Cap Upside ETF	Opus Small Cap Value ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$4,914,939	$1,492,628	$565,536	$6,382,929
Less: Dividend withholding taxes	—	(1,130)	(173)	(19,819)
Less: Issuance fees	—	(8)	—	—
Interest income	813,322	470,862	33,790	—
Total investment income	5,728,261	1,962,352	599,153	6,363,110
EXPENSES:
Investment advisory fee	647,710	474,869	308,147	2,413,363
Total expenses	647,710	474,869	308,147	2,413,363
Net investment income/(loss)	5,080,551	1,487,483	291,006	3,949,747
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	10,125,887	860,078	(1,121,521)	(12,435,378)
In-kind redemptions - unaffiliated securities	189,062	3,705,419	856,622	24,731,119
Net realized gain (loss)	10,314,949	4,565,497	(264,899)	12,295,741
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	29,232,743	43,148,621	4,924,369	29,466,677
Swap contracts	4,002,665	3,113,181	7,518,238	—
Net change in unrealized appreciation (depreciation)	33,235,408	46,261,802	12,442,607	29,466,677
Net realized and unrealized gain (loss)	43,550,357	50,827,299	12,177,708	41,762,418
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,630,908	$52,314,782	$12,468,714	$45,712,165

The accompanying notes are an integral part of these financial statements.

43

APTUS ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Aptus Collared Investment Opportunity ETF		Aptus Deferred Income ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$3,690,568	$6,412,729	$(105,352)
Net realized gain (loss)	(91,369,364)	(40,361,646)	771,314
Net change in unrealized appreciation (depreciation)	353,325,746	118,699,576	3,029,703
Net increase (decrease) in net assets from operations	265,646,950	84,750,659	3,695,665
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,775,183)	(6,346,496)	—
Total distributions to shareholders	(3,775,183)	(6,346,496)	—
CAPITAL TRANSACTIONS:
Shares sold	279,650,825	853,008,145	134,727,380
Shares redeemed	(77,748,610)	(38,077,053)	(49,651,910)
Net increase (decrease) in net assets from capital transactions	201,902,215	814,931,092	85,075,470
Net increase (decrease) in net assets	463,773,982	893,335,255	88,771,135
NET ASSETS:
Beginning of the period	1,750,392,665	857,057,410	—
End of the period	$2,214,166,647	$1,750,392,665	$88,771,135
SHARES TRANSACTIONS
Shares sold	6,700,000	21,875,000	5,275,000
Shares redeemed	(1,850,000)	(950,000)	(1,925,000)
Total increase (decrease) in shares outstanding	4,850,000	20,925,000	3,350,000

(a)	Inception date of the Fund was May 13, 2025.
The accompanying notes are an integral part of these financial statements.

44

APTUS ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Aptus Defined Risk ETF		Aptus Drawdown Managed Equity ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$25,123,223	$33,614,349	$453,258	$978,059
Net realized gain (loss)	51,868,793	(3,885,781)	1,993,081	9,583,272
Net change in unrealized appreciation (depreciation)	41,689,071	27,543,698	35,864,981	3,010,342
Net increase (decrease) in net assets from operations	118,681,087	57,272,266	38,311,320	13,571,673
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(24,807,067)	(31,309,685)	(473,105)	(971,140)
Total distributions to shareholders	(24,807,067)	(31,309,685)	(473,105)	(971,140)
CAPITAL TRANSACTIONS:
Shares sold	210,352,527	659,868,445	19,764,095	112,569,063
Shares redeemed	(19,454,434)	(25,095,585)	(29,554,027)	(59,695,223)
Net increase (decrease) in net assets from capital transactions	190,898,093	634,772,860	(9,789,932)	52,873,840
Net increase (decrease) in net assets	284,772,113	660,735,441	28,048,283	65,474,373
NET ASSETS:
Beginning of the period	1,168,336,855	507,601,414	222,463,812	156,989,439
End of the period	$1,453,108,968	$1,168,336,855	$250,512,095	$222,463,812
SHARES TRANSACTIONS
Shares sold	7,350,000	23,725,000	400,000	2,475,000
Shares redeemed	(675,000)	(900,000)	(625,000)	(1,300,000)
Total increase (decrease) in shares outstanding	6,675,000	22,825,000	(225,000)	1,175,000

The accompanying notes are an integral part of these financial statements.

45

APTUS ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Aptus Enhanced Yield ETF		Aptus International Enhanced Yield ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$6,356,979	$24,882,648	$5,080,551	$12,531,054
Net realized gain (loss)	(4,854,602)	(13,303,001)	10,314,949	(8,818,393)
Net change in unrealized appreciation (depreciation)	3,526,025	5,127,269	33,235,408	17,021,657
Net increase (decrease) in net assets from operations	5,028,402	16,706,916	48,630,908	20,734,318
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,909,132)	(24,637,253)	(11,277,533)	(11,670,825)
Total distributions to shareholders	(10,909,132)	(24,637,253)	(11,277,533)	(11,670,825)
CAPITAL TRANSACTIONS:
Shares sold	11,733,813	85,140,620	50,101,958	113,881,068
Shares redeemed	(90,140,777)	(104,971,543)	(1,139,717)	(8,286,220)
Net increase (decrease) in net assets from capital transactions	(78,406,964)	(19,830,923)	48,962,241	105,594,848
Net increase (decrease) in net assets	(84,287,694)	(27,761,260)	86,315,616	114,658,341
NET ASSETS:
Beginning of the period	307,165,707	334,926,967	282,610,483	167,952,142
End of the period	$222,878,013	$307,165,707	$368,926,099	$282,610,483
SHARES TRANSACTIONS
Shares sold	525,000	3,675,000	2,200,000	5,475,000
Shares redeemed	(4,050,000)	(4,550,000)	(50,000)	(400,000)
Total increase (decrease) in shares outstanding	(3,525,000)	(875,000)	2,150,000	5,075,000

The accompanying notes are an integral part of these financial statements.

46

APTUS ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Aptus Large Cap Enhanced Yield ETF		Aptus Large Cap Upside ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended October 31, 2025 (Unaudited)	Period Ended April 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,487,483	$5,377,821	$291,006	$107,679
Net realized gain (loss)	4,565,497	(1,199,877)	(264,899)	(62,264)
Net change in unrealized appreciation (depreciation)	46,261,802	13,674,703	12,442,607	(3,642,717)
Net increase (decrease) in net assets from operations	52,314,782	17,852,647	12,468,714	(3,597,302)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,858,053)	(5,174,799)	(294,215)	(89,980)
Total distributions to shareholders	(2,858,053)	(5,174,799)	(294,215)	(89,980)
CAPITAL TRANSACTIONS:
Shares sold	17,282,158	66,540,545	45,931,685	47,946,855
Shares redeemed	(13,224,205)	(18,807,995)	(6,260,125)	(1,252,210)
Net increase (decrease) in net assets from capital transactions	4,057,953	47,732,550	39,671,560	46,694,645
Net increase (decrease) in net assets	53,514,682	60,410,398	51,846,059	43,007,363
NET ASSETS:
Beginning of the period	216,091,287	155,680,889	43,007,363	—
End of the period	$269,605,969	$216,091,287	$94,853,422	$43,007,363
SHARES TRANSACTIONS
Shares sold	500,000	2,125,000	1,900,000	1,950,000
Shares redeemed	(400,000)	(575,000)	(250,000)	(50,000)
Total increase (decrease) in shares outstanding	100,000	1,550,000	1,650,000	1,900,000

(a)	Inception date of the Fund was November 20, 2024.
The accompanying notes are an integral part of these financial statements.

47

APTUS ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Opus Small Cap Value ETF
	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$3,949,747	$5,376,064
Net realized gain (loss)	12,295,741	(10,226,994)
Net change in unrealized appreciation (depreciation)	29,466,677	34,187
Net increase (decrease) in net assets from operations	45,712,165	(4,816,743)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,856,078)	(5,070,500)
Total distributions to shareholders	(3,856,078)	(5,070,500)
CAPITAL TRANSACTIONS:
Shares sold	133,627,865	257,579,483
Shares redeemed	(48,533,760)	(22,687,193)
Net increase (decrease) in net assets from capital transactions	85,094,105	234,892,290
Net increase (decrease) in net assets	126,950,192	225,005,047
NET ASSETS:
Beginning of the period	520,414,275	295,409,228
End of the period	$647,364,467	$520,414,275
SHARES TRANSACTIONS
Shares sold	3,625,000	7,050,000
Shares redeemed	(1,300,000)	(600,000)
Total increase (decrease) in shares outstanding	2,325,000	6,450,000

The accompanying notes are an integral part of these financial statements.

48

Aptus Collared Investment Opportunity ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$38.51	$34.95	$30.32	$30.02	$29.67	$24.04
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.18	0.23	0.26	0.19	0.27
Net realized and unrealized gain (loss) on investments(b)	5.51	3.55	4.64	0.47	0.34	5.61
Total from investment operations	5.59	3.73	4.87	0.73	0.53	5.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.17)	(0.24)	(0.24)	(0.18)	(0.25)
Net realized gains	—	—	—	(0.19)	—	—
Total distributions	(0.08)	(0.17)	(0.24)	(0.43)	(0.18)	(0.25)
Net asset value, end of period	$44.02	$38.51	$34.95	$30.32	$30.02	$29.67
Total return(c)	14.51%	10.70%	16.10%	2.53%	1.78%	24.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,214,167	$1,750,393	$857,057	$586,706	$402,233	$201,742
Ratio of expenses to average net assets(d)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(d)	0.36%	0.46%	0.70%	0.88%	0.60%	0.99%
Portfolio turnover rate(c)(e)	15%	44%	24%	69%	48%	46%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

49

Aptus Deferred Income ETF
Financial Highlights

Period Ended October 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	1.54
Total from investment operations	1.50
Net asset value, end of period	$26.50
Total return(d)	6.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$88,771
Ratio of expenses to average net assets(e)	0.79%
Ratio of net investment income (loss) to average net assets(e)	(0.37)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was May 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

50

Aptus Defined Risk ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$27.41	$25.64	$25.74	$27.01	$29.37	$29.38
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.55	1.06	0.86	0.62	0.23	0.32
Net realized and unrealized gain (loss) on investments(b)	2.05	1.65	(0.03)	(1.28)	(1.86)	1.31
Total from investment operations	2.60	2.71	0.83	(0.66)	(1.63)	1.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(0.94)	(0.93)	(0.61)	(0.20)	(0.33)
Net realized gains	—	—	—	—	(0.53)	(1.31)
Total distributions	(0.54)	(0.94)	(0.93)	(0.63)	(0.73)	(1.64)
Net asset value, end of period	$29.47	$27.41	$25.64	$25.74	$27.01	$29.37
Total return(c)	9.54%	10.62%	3.37%	−2.39%	−5.73%	5.62%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$1,453,109	$1,168,337	$507,601	$662,900	$903,370	$656,363
Ratio of expenses to average net assets(e)	0.69%	0.69%	0.69%	0.69%	0.70%(f)	0.70%(f)
Ratio of net investment income (loss) to average net assets(e)	3.81%	3.84%	3.43%	2.39%	0.79%	1.07%
Portfolio turnover rate(c)(g)	8%	37%	48%	119%	69%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Includes broker interest of 0.01%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

51

Aptus Drawdown Managed Equity ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$43.91	$40.34	$35.09	$38.15	$38.72	$30.23
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	0.21	0.28	0.29	0.11	0.10
Net realized and unrealized gain (loss) on investments(b)	7.83	3.57	5.28	(3.06)	(0.58)	8.52
Total from investment operations	7.93	3.78	5.56	(2.77)	(0.47)	8.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.21)	(0.31)	(0.29)	(0.10)	(0.12)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.10)	(0.21)	(0.31)	(0.29)	(0.10)	(0.13)
Net asset value, end of period	$51.74	$43.91	$40.34	$35.09	$38.15	$38.72
Total return(c)	18.09%	9.34%(d)	15.88%	−7.24%	−1.23%	28.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$250,512	$222,464	$156,989	$203,258	$364,019	$222,333
Ratio of expenses to average net assets(e)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(e)	0.39%	0.47%	0.75%	0.83%	0.27%	0.29%
Portfolio turnover rate(c)(f)	14%	40%	20%	64%	43%	48%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)
The Fund had a trade error during the year resulting in a loss to the Fund of $1,061,593, which was subsequently reimbursed to the Fund by the Adviser. The total return for the year would have been 8.77% before the reimbursement.

(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

52

Aptus Enhanced Yield ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,		Period Ended April 30, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$22.67	$23.22	$24.81	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.57	1.79	1.96	1.26
Net realized and unrealized gain (loss) on investments(c)	(0.04)	(0.57)	(1.61)	(0.52)
Total from investment operations	0.53	1.22	0.35	0.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.97)	(1.77)	(1.94)	(0.93)
Total distributions	(0.97)	(1.77)	(1.94)	(0.93)
Net asset value, end of period	$22.23	$22.67	$23.22	$24.81
Total return(d)	2.43%	5.40%	1.44%	2.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$222,878	$307,166	$334,927	$362,205
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	5.02%	7.74%	8.11%	10.13%
Portfolio turnover rate(d)(f)	0%	47%	48%	0%(g)

(a)	Inception date of the Fund was October 31, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

53

Aptus International Enhanced Yield ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,			Period Ended April 30, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$21.25	$20.42	$20.03	$21.34	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.35	1.21	0.88	0.50	0.36
Net realized and unrealized gain (loss) on investments(c)	3.05	0.77	0.34	(1.31)	(3.68)
Total from investment operations	3.40	1.98	1.22	(0.81)	(3.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.77)	(1.15)	(0.83)	(0.50)	(0.34)
Total distributions	(0.77)	(1.15)	(0.83)	(0.50)	(0.34)
Net asset value, end of period	$23.88	$21.25	$20.42	$20.03	$21.34
Total return(d)	16.24%	10.01%	6.20%	−3.62%	−13.46%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$368,926	$282,610	$167,952	$62,107	$141,909
Ratio of expenses to average net assets(f)	0.39%	0.39%	0.39%(g)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	3.06%	5.79%	4.44%	2.52%	1.93%
Portfolio turnover rate(d)(h)	54%	10%	16%	102%	2%

(a)	Inception date of the Fund was July 22, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Effective May 1, 2023, the Adviser lowered its management fee for the Fund from 0.59% to 0.39%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

54

Aptus Large Cap Enhanced Yield ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended April 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.54	$28.18	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.21	0.85	0.68
Net realized and unrealized gain (loss) on investments(c)	7.24	2.33	2.96
Total from investment operations	7.45	3.18	3.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.82)	(0.46)
Total distributions	(0.41)	(0.82)	(0.46)
Net asset value, end of period	$37.58	$30.54	$28.18
Total return(d)	24.47%	11.25%	14.63%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$269,606	$216,091	$155,681
Ratio of expenses to average net assets(f)	0.39%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(f)	1.22%	2.70%	2.89%
Portfolio turnover rate(d)(g)	4%	18%	13%

(a)	Inception date of the Fund was June 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

55

Aptus Large Cap Upside ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Period Ended April 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.64	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.09	0.09
Net realized and unrealized gain (loss) on investments(c)	4.08	(2.39)
Total from investment operations	4.17	(2.30)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.06)
Total distributions	(0.09)	(0.06)
Net asset value, end of period	$26.72	$22.64
Total return(d)	18.46%	−9.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$94,853	$43,007
Ratio of expenses to average net assets(e)	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(e)	0.75%	0.83%
Portfolio turnover rate(d)(f)	18%	14%

(a)	Inception date of the Fund was November 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

56

Opus Small Cap Value ETF
Financial Highlights

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.29	$33.86	$30.80	$31.37	$33.07	$20.41
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.24	0.46	0.53	0.46	0.22	0.21
Net realized and unrealized gain (loss) on investments(b)	2.69	0.41	3.07	(0.59)	(1.59)	12.69
Total from investment operations	2.93	0.87	3.60	(0.13)	(1.37)	12.90
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.44)	(0.54)	(0.44)	(0.21)	(0.20)
Net realized gains	—	—	—	—	(0.12)	—
Return of capital	—	—	—	—	—	(0.04)
Total distributions	(0.23)	(0.44)	(0.54)	(0.44)	(0.33)	(0.24)
Net asset value, end of period	$36.99	$34.29	$33.86	$30.80	$31.37	$33.07
Total return(c)	8.55%	2.53%	11.75%	−0.39%	−4.25%	63.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$647,364	$520,414	$295,409	$245,645	$187,423	$106,660
Ratio of expenses to average net assets(d)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(d)	1.29%	1.27%	1.64%	1.49%	0.67%	0.77%
Portfolio turnover rate(c)(e)	6%	25%	19%	35%	45%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

57

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Aptus Collared Investment Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, and Opus Small Cap Value ETF are each a diversified series and Aptus Deferred Income ETF and Aptus Large Cap Upside ETF are each a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
The investment objective of Aptus Collared Investment Opportunity ETF is to seek current income and capital appreciation. The investment objective of Aptus Deferred Income ETF is to seek to exceed the performance of the Bloomberg U.S. Aggregate Bond Index. The investment objective of Aptus Defined Risk ETF is to seek current income and capital appreciation. The investment objective of Aptus Drawdown Managed Equity ETF is to seek capital appreciation with downside protection. The investment objective of Aptus Enhanced Yield ETF is to seek current income and capital preservation. The investment objective of Aptus International Enhanced Yield ETF is to seek capital appreciation and current income. The investment objective of Aptus Large Cap Enhanced Yield ETF is to seek capital appreciation and current income. The investment objective of Aptus Large Cap Upside ETF is to seek to generate returns that surpass those of the S&P 500 Index with the objective of capturing more than 100% of the market during upward trends and less than 100% of the market during downward trends. The investment objective of Opus Small Cap Value ETF is to seek capital appreciation. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Aptus Collared Investment Opportunity ETF	July 9, 2019
Aptus Deferred Income ETF	May 13, 2025
Aptus Defined Risk ETF	August 7, 2018
Aptus Drawdown Managed Equity ETF	June 8, 2016
Aptus Enhanced Yield ETF	October 31, 2022
Aptus International Enhanced Yield ETF	July 22, 2021
Aptus Large Cap Enhanced Yield ETF	June 13, 2023
Aptus Large Cap Upside ETF	November 20, 2024
Opus Small Cap Value ETF	July 17, 2018

The end of the reporting period for the Funds is October 31, 2025. The current fiscal period is the period from May 1, 2025 through October 31, 2025 for all Funds with the exception of Aptus Deferred Income ETF for which the current fiscal period is the period from inception on May 13, 2025 through October 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent

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NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.
FLexible EXchange Options (“FLEX Options”) will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date.
Swap contracts are valued by pricing services using the closing price of the underlying benchmark that the contract is tracking.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotation.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Aptus Collared Investment Opportunity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,205,246,412	$—	$—	$2,205,246,412
Purchased Options	—	17,600,250	—	17,600,250
Money Market Funds	9,053,305	—	—	9,053,305
Total Investments	$2,214,299,717	$17,600,250	$—	$2,231,899,967
Liabilities:
Investments:
Written Options	$—	$(26,784,085)	$—	$(26,784,085)
Total Investments	$—	$(26,784,085)	$—	$(26,784,085)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Aptus Deferred Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$80,552,635	$—	$80,552,635
U.S. Treasury Bills	—	5,994,247	—	5,994,247
Money Market Funds	724,899	—	—	724,899
Total Investments	$724,899	$86,546,882	$—	$87,271,781
Other Financial Instruments:
Total Return Swaps*	$—	$1,594,720	$—	$1,594,720
Total Other Financial Instruments	$—	$1,594,720	$—	$1,594,720
Liabilities:
Investments:
Written Options	$—	$(37,769)	$—	$(37,769)
Total Investments	$—	$(37,769)	$—	$(37,769)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of October 31, 2025.
Refer to the Schedule of Investments, Schedule of Written Options, and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.

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NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
Aptus Defined Risk Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$1,320,585,375	$—	$—	$1,320,585,375
Purchased Options	—	134,214,250	—	134,214,250
Money Market Funds	18,737,311	—	—	18,737,311
Total Investments	$1,339,322,686	$134,214,250	$—	$1,473,536,936
Liabilities:
Investments:
Written Options	$—	$(24,382,000)	$—	$(24,382,000)
Total Investments	$—	$(24,382,000)	$—	$(24,382,000)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Aptus Drawdown Managed Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$248,005,236	$—	$—	$248,005,236
Purchased Options	—	2,537,500	—	2,537,500
Money Market Funds	1,369,802	—	—	1,369,802
Total Investments	$249,375,038	$2,537,500	$—	$251,912,538
Liabilities:
Investments:
Written Options	$—	$(1,415,000)	$—	$(1,415,000)
Total Investments	$—	$(1,415,000)	$—	$(1,415,000)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Aptus Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$195,142,113	$—	$195,142,113
U.S. Treasury Bills	—	14,985,619	—	14,985,619
Money Market Funds	8,465,045	—	—	8,465,045
Total Investments	$8,465,045	$210,127,732	$—	$218,592,777
Other Financial Instruments:
Total Return Swaps*	$—	$2,996,022	$—	$2,996,022
Total Other Financial Instruments	$—	$2,996,022	$—	$2,996,022

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of October 31, 2025.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.

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NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
Aptus International Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$363,972,475	$—	$—	$363,972,475
Money Market Funds	570,161	—	—	570,161
U.S. Treasury Bills	—	499,521	—	499,521
Total Investments	$364,542,636	$499,521	$—	$365,042,157
Other Financial Instruments:
Total Return Swaps*	$—	$4,002,665	$—	$4,002,665
Total Other Financial Instruments	$—	$4,002,665	$—	$4,002,665

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of October 31, 2025.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.
Aptus Large Cap Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$249,525,100	$—	$—	$249,525,100
Exchange Traded Funds	12,721,279	—	—	12,721,279
Money Market Funds	3,895,501	—	—	3,895,501
Total Investments	$266,141,880	$—	$—	$266,141,880
Other Financial Instruments:
Total Return Swaps*	$—	$3,113,181	$—	$3,113,181
Total Other Financial Instruments	$—	$3,113,181	$—	$3,113,181

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of October 31, 2025.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.
Aptus Large Cap Upside ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$87,231,248	$—	$—	$87,231,248
Money Market Funds	2,820,055	—	—	2,820,055
Total Investments	$90,051,303	$—	$—	$90,051,303
Other Financial Instruments:
Total Return Swaps*	$—	$4,804,062	$—	$4,804,062
Total Other Financial Instruments	$—	$4,804,062	$—	$4,804,062

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of October 31, 2025.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.

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NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
Opus Small Cap Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$623,288,401	$—	$—	$623,288,401
Money Market Funds	24,187,512	—	—	24,187,512
Total Investments	$647,475,913	$—	$—	$647,475,913

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Equity-Linked Notes (“ELNs”). Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, and Aptus Large Cap Enhanced Yield ETF invested in ELNs. These are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities and a related equity derivative, such as a put or call option, in a single note form. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily by a pricing service, based on the terms and underlying securities of the ELN, which have been provided by the Adviser. These notes have a coupon which is accrued and recorded as Interest income on the Statements of Operations. Changes in the value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. A Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on investments in the Statements of Operations.

C.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from the Funds’ investments in real estate investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

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NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid at least annually. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatment for redemptions in-kind. For the fiscal year/period ended April 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Aptus Collared Investment Opportunity ETF	$(17,367,273)	$17,367,273
Aptus Deferred Income ETF	N/A	N/A
Aptus Defined Risk ETF	(747,279)	747,279
Aptus Drawdown Managed Equity ETF	(18,467,629)	18,467,629
Aptus Enhanced Yield ETF	—	—
Aptus International Enhanced Yield ETF	(1,195,432)	1,195,432
Aptus Large Cap Enhanced Yield ETF	(4,665,095)	4,665,095
Aptus Large Cap Upside ETF	(114,293)	114,293
Opus Small Cap Value ETF	(6,177,317)	6,177,317

J.
New Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by a committee of certain individuals on the Investment and Operations Teams of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

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NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the Funds pay the Adviser a unified management fee which is calculated daily and paid monthly based on each Fund’s average daily net assets:

Aptus Collared Investment Opportunity ETF	0.79%
Aptus Deferred Income ETF	0.79%
Aptus Defined Risk ETF	0.69%
Aptus Drawdown Managed Equity ETF	0.79%
Aptus Enhanced Yield ETF	0.59%
Aptus International Enhanced Yield ETF	0.39%
Aptus Large Cap Enhanced Yield ETF	0.39%
Aptus Large Cap Upside ETF	0.79%
Opus Small Cap Value ETF	0.79%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding options, short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Collared Investment Opportunity ETF	$289,742,567	$358,011,263
Aptus Deferred Income ETF	—	—
Aptus Defined Risk ETF	117,258,662	96,925,831
Aptus Drawdown Managed Equity ETF	32,462,993	37,645,802
Aptus Enhanced Yield ETF	—	44,429,688
Aptus International Enhanced Yield ETF	193,951,528	169,320,241
Aptus Large Cap Enhanced Yield ETF	26,616,017	8,541,107
Aptus Large Cap Upside ETF	17,072,180	12,975,772
Opus Small Cap Value ETF	36,980,308	40,825,883

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NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
There were no purchases or sales of U.S. Government securities, excluding short-term securities, in Aptus Collared Investment Opportunity ETF, Aptus Deferred Income ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, Aptus Large Cap Upside ETF, and Opus Small Cap Value ETF during the current fiscal period. Included in the amounts for Aptus Enhanced Yield ETF there were $44,429,688 of sales of long-term U.S. Government securities during the current fiscal period.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Aptus Collared Investment Opportunity ETF	$274,825,126	$76,933,529
Aptus Deferred Income ETF	—	—
Aptus Defined Risk ETF	192,605,117	17,703,938
Aptus Drawdown Managed Equity ETF	19,362,368	28,751,035
Aptus Enhanced Yield ETF	—	—
Aptus International Enhanced Yield ETF	48,751,224	1,132,705
Aptus Large Cap Enhanced Yield ETF	15,734,295	11,520,777
Aptus Large Cap Upside ETF	42,801,133	5,790,854
Opus Small Cap Value ETF .	128,943,616	47,874,816

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:
Aptus Defined Risk ETF

Affiliated Issuer	Value at 4/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/2025
Invesco BulletShares 2030 Corporate Bond ETF	$126,560,646	$21,992,828	$(2,024,601)	$96,361	$1,863,640	$148,488,874
Invesco BulletShares 2031 Corporate Bond ETF	126,714,642	41,857,385	(2,237,060)	122,193	2,876,946	169,334,106
Invesco BulletShares 2032 Corporate Bond ETF	107,820,948	64,454,634	(2,209,476)	103,636	3,977,902	174,147,644
Invesco BulletShares 2033 Corporate Bond ETF	81,927,399	59,948,838	(1,793,248)	56,024	3,481,783	143,620,796
iShares iBonds Dec 2030 Term Corporate ETF	109,062,186	18,902,810	(1,738,669)	84,798	1,618,953	127,930,078
iShares iBonds Dec 2031 Term Corporate ETF	127,403,196	22,117,980	(2,036,161)	112,255	2,372,823	149,970,093
iShares Bonds Dec 2032 Term Corporate ETF	102,371,837	17,847,379	(1,643,928)	90,405	2,624,586	121,290,279
	$781,860,854			$665,672	$18,816,633	$1,034,781,870

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NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

Affiliated Issuer (continued)	Shares Held at 10/31/2025	Dividend Income	Capital Gain Distributions from Underlying Funds
Invesco BulletShares 2030 Corporate Bond ETF	8,791,526	$3,239,511	$ —
Invesco BulletShares 2031 Corporate Bond ETF	10,164,112	3,668,438	—
Invesco BulletShares 2032 Corporate Bond ETF	8,352,405	3,786,276	—
Invesco BulletShares 2033 Corporate Bond ETF	6,701,857	3,124,537	—
iShares iBonds Dec 2030 Term Corporate ETF	5,780,844	2,688,526	—
iShares iBonds Dec 2031 Term Corporate ETF	7,074,061	3,276,351	—
iShares iBonds Dec 2032 Term Corporate ETF	4,739,753	2,692,472	—
		$22,476,111	$—

NOTE 6 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of April 30, 2025 were as follows:

	Aptus Collared Investment Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Aptus Enhanced Yield ETF
Tax cost of investments	$1,487,095,443	$1,142,230,387	$189,897,098	$304,042,949
Gross tax unrealized appreciation	301,173,453	20,492,955	40,047,011	1,727,091
Gross tax unrealized depreciation	(34,915,024)	(6,229,076)	(7,528,235)	(1,359,954)
Net tax unrealized appreciation (depreciation)	266,258,429	15,481,712	32,518,776	367,137
Undistributed ordinary income	126,680	3,712,874	20,861	1,048,838
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(141,181,833)(a)	(103,043,784)	(103,787,687)(b)	(39,367,620)
Distributable earnings (accumulated deficit)	$125,203,276	$(85,067,031)	$(71,248,050)	$(37,951,645)

(a)
Includes straddle loss deferral of $49,092,840.
(b)
Includes straddle loss deferral of $2,626,663.

	Aptus International Enhanced Yield ETF	Aptus Large Cap Enhanced Yield ETF	Aptus Large Cap Upside ETF	Opus Small Cap Value ETF
Tax cost of investments	$257,801,697	$192,027,245	$46,303,796	$503,654,308
Gross tax unrealized appreciation	26,276,190	30,835,308	1,568,089	51,572,180
Gross tax unrealized depreciation	(1,445,782)	(6,793,970)	(5,351,642)	(34,710,322)
Net tax unrealized appreciation (depreciation)	24,830,408	24,041,338	(3,783,553)	16,861,858
Undistributed ordinary income	1,302,674	623,697	17,699	592,634
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(50,676,205)	(7,543,365)	(35,721)	(30,489,393)
Distributable earnings (accumulated deficit)	$(24,543,123)	$17,121,670	$(3,801,575)	$(13,034,901)

67

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
Aptus Deferred Income ETF commenced operations on May 13, 2025, and therefore did not appear in the previous table.
The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and the mark-to-market on open Section 1256 options contracts. Unrealized appreciation (depreciation) on written equity options is included in gross tax unrealized appreciation (depreciation) on investments for Aptus Collared Investment Opportunity ETF and Aptus Defined Risk ETF.
There was no difference between the cost basis for financial statement and federal income tax purposes for Aptus Enhanced Yield ETF. Unrealized appreciation (depreciation) on swap contracts is included in gross tax unrealized appreciation (depreciation) on investments for Aptus Large Cap Upside ETF.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. At April 30, 2025, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.
As of April 30, 2025, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Aptus Collared Investment Opportunity ETF	$51,424,207	$40,664,786
Aptus Deferred Income ETF	N/A	N/A
Aptus Defined Risk ETF	60,060,675	42,983,109
Aptus Drawdown Managed Equity ETF	69,341,857	31,819,167
Aptus Enhanced Yield ETF	39,331,672	35,948
Aptus International Enhanced Yield ETF	29,271,234	21,404,971
Aptus Large Cap Enhanced Yield ETF	5,259,429	2,283,936
Aptus Large Cap Upside ETF	35,721	—
Opus Small Cap Value ETF	19,164,822	11,324,571

During the fiscal year/period ended April 30, 2025, the Funds did not utilize any short-term or long-term capital loss carryforwards. Utilization of capital loss carryforwards acquired by Aptus Drawdown Managed Equity ETF in connection with the reorganization during the fiscal year ended April 30, 2020 will be subject to limitations because of an ownership change.
The tax character of distributions paid by the Funds during the year/period ended April 30, 2025 and year/period ended April 30, 2024 was as follows:

	Year/Period(1) Ended April 30, 2025			Year/Period(2) Ended April 30, 2024
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Aptus Collared Investment Opportunity ETF	$6,346,496	$—	$—	$4,472,807	$—	$—
Aptus Deferred Income ETF	N/A	N/A	N/A	N/A	N/A	N/A
Aptus Defined Risk ETF	31,309,685	—	—	16,700,472	—	—
Aptus Drawdown Managed Equity ETF	971,140	—	—	1,371,611	—	—
Aptus Enhanced Yield ETF	24,637,253	—	—	32,408,776	—	—
Aptus International Enhanced Yield ETF	11,670,825	—	—	4,192,887	—
Aptus Large Cap Enhanced Yield ETF	5,174,799	—	—	2,140,999	—	—
Aptus Large Cap Upside ETF	89,980	—	—	N/A	N/A	N/A
Opus Small Cap Value ETF	5,070,500	—	—	3,921,020	—	—

(1)	Information for Aptus Large Cap Upside Yield ETF is for the period from November 20, 2024 to April 30, 2025.
(2)	Information for Aptus Large Cap Enhanced Yield ETF is for the period from June 13, 2023 to April 30, 2024

68

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
NOTE 7 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.
The Funds may purchase put options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, purchase call options on the Cboe Volatility Index®, or utilize a combination of purchased and written (sold) put options (known as a “spread”) to limit the Funds’ exposure to equity market declines. The Funds may write (sell) call options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, or utilize a combination of purchased and written (sold) call options (spread) to generate premium from such options.
Aptus Collared Investment Opportunity ETF’s options collar strategy typically consists of two components: (i) selling covered call options on up to 100% of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same underlying equity securities, a U.S. equity ETF, or the U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities. The Fund seeks to generate income from the combination of dividends received from the equity securities held by the Fund and premiums received from the sale of options. Additionally, the Fund may purchase put options or utilize a combination of purchased and written (sold) put options (known as a “spread”) on one or more equity securities, a U.S. equity ETF, or a U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities.
Aptus Deferred Income ETF gains and manages duration exposure through investment in option combinations, employing either standard exchange-listed options or FLEX Options, on Treasury and/or fixed-income ETFs. The Fund will purchase at-the-market call options and sell at-the-market put options on the same Treasury and/or fixed-income ETF issuer to achieve notional long exposure to the particular Treasury and/or fixed-income ETF issuer, and thus achieve a synthetic exposure to Treasuries. The Fund gains exposure to the spread component of a traditional bond allocation by selling (writing) put options with a notional value expected to align with the return profile of bond spreads over time. To implement this put writing strategy, rather than directly selling put options, the Fund expects to enter into total return swaps, which have the potential of deferring the return generated by this trading strategy.
The Fund will also hold box spreads to provide a return on cash used as collateral for the options and total return swaps. An options contract provides a buyer the option to buy (call option) or sell (put option) an asset at a strike price on a future date. A box spread involves creating a synthetic long position in the asset by buying a call option and selling a put option with the same strike price and expiration date, paired with a synthetic short position in the same asset by selling a call option and buying a put option with the same strike price and expiration date, but with a different strike price than the synthetic long position in the asset. The difference in the strike prices between the synthetic long and synthetic short positions in the asset defines the box spread’s return.
Aptus Defined Risk ETF’s Equity Strategy seeks exposure to small-, mid-, and large-capitalization U.S. stocks by purchasing exchange-listed call options on individual stocks or depositary receipts (the “Underlying Individual Equities”), on one or more equity indexes, on one or more other ETFs that principally invest in U.S. equity securities (the “Underlying Equity ETFs”), or on one or more other U.S. fixed-income ETFs that provide exposure to either high yield or investment grade bonds (the “Underlying Bond ETFs”) (each, a “reference asset”). The Fund may utilize a combination of purchased and written (sold) call options (known as a “spread). Additionally, Underlying Equity ETFs, Underlying Bond ETFs, or equity indexes may be selected in lieu of or in addition to Underlying Individual Equities to adjust the balance of the Fund’s exposure across industries or to maintain the Fund’s equity exposure when the Adviser believes they present a better risk profile than Underlying Individual Equities. The Adviser may utilize a combination of purchased and written (sold) put or call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call and put options at the time of investment.

69

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
Aptus Drawdown Managed Equity ETF seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Puts”). In addition to purchasing Equity Puts, the Adviser may write (sell) Equity Puts. The Adviser also may purchase or write (sell) exchange-listed call options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Calls”). In addition to or in lieu of such Equity Puts or Equity Calls, the Adviser may utilize a combination of purchased and written (sold) put or call options (known as a “spread”) on individual equity securities, one or more equity indexes or ETFs, or the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call options at the time of investment.
When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.
A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.
When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for option contracts. Broker interest received and paid by the Funds, if any, is included as interest income and expense, respectively, in the Statements of Operations. As collateral for its written options, Aptus Collared Investment Opportunity ETF and Aptus Drawdown Managed Equity ETF maintain segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash is included as cash collateral for written options in the Statement of Assets and Liabilities. The Adviser may earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Fund’s delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Fund’s purchase obligation.

70

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
Aptus Deferred Income ETF, Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, and Aptus Large Cap Upside ETF may enter into total return swaps for investment purposes. Generally, total return swaps are contracts between each Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, each Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.
The Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is as follows:

		Asset Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Investment Opportunity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	$17,600,250
Aptus Deferred Income ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	80,552,635
Aptus Deferred Income ETF	Equity Contracts - Total Return Swaps	Receivable for swap contracts	1,594,720
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	134,214,250
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	2,537,500
Aptus Enhanced Yield ETF	Equity Contracts - Total Return Swaps	Receivable for swap contracts	2,996,022
Aptus International Enhanced Yield ETF	Equity Contracts - Total Return Swaps	Receivable for swap contracts	4,002,665
Aptus Large Cap Enhanced Yield ETF	Equity Contracts - Total Return Swaps	Receivable for swap contracts	3,113,181
Aptus Large Cap Upside ETF	Equity Contracts - Total Return Swaps	Receivable for swap contracts	4,804,062

71

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Investment Opportunity ETF	Equity Contracts - Written Options	Written option contracts, at value	$(26,784,085)
Aptus Deferred Income ETF	Equity Options - Written Options	Written option contracts, at value	(37,769)
Aptus Defined Risk ETF	Equity Contracts - Written Options	Written option contracts, at value	(24,382,000)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	Written option contracts, at value	(1,415,000)

The effect of derivative instruments on the Statements of Operations for the current fiscal period were as follows:

Fund	Derivatives Investment Type	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Aptus Collared Investment Opportunity ETF	Equity Contracts - Purchased Options	$(154,040,709)*	$893,801**
Aptus Collared Investment Opportunity ETF	Equity Contracts - Written Options	55,351,345	(4,334,571)
Aptus Deferred Income ETF	Equity Contracts - Purchased Options	710,375*	776,600**
Aptus Deferred Income ETF	Equity Contracts - Written Options	60,152***	656,399
Aptus Deferred Income ETF	Equity Contracts - Total Return Swaps	—	1,594,720
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	15,554,014*	24,988,582**
Aptus Defined Risk ETF	Equity Contracts - Written Options	34,877,502	(2,840,605)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	(8,652,403)*	(1,418,307)**
Aptus Drawdown Managed Equity ETF.	Equity Contracts - Written Options	3,867,254	1,373,696
Aptus Enhanced Yield ETF	Equity Contracts - Total Return Swaps	74,146	2,996,022
Aptus International Enhanced Yield ETF	Equity Contracts - Total Return Swaps	—	4,002,665
Aptus Large Cap Enhanced Yield ETF	Equity Contracts - Total Return Swaps	—	3,113,181
Aptus Large Cap Upside ETF	Equity Contracts - Total Return Swaps	—	7,518,238

*	Included in net realized gain (loss) from Investments in unaffiliated securities as reported in the Statements of Operations.
**	Included in net change in unrealized appreciation (depreciation) on Investments in unaffiliated securities as reported in the Statements of Operations.
***	Included in net realized gain (loss) from In-kind redemptions – unaffiliated securities and Written option contracts expired or closed as reported in the Statements of Operations.
The average monthly value of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus Collared Investment Opportunity ETF	$21,055,508
Aptus Deferred Income ETF	56,845,737
Aptus Defined Risk ETF	85,343,496
Aptus Drawdown Managed Equity ETF	1,957,500

72

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

Written Options
Aptus Collared Investment Opportunity ETF	$(19,652,379)
Aptus Deferred Income ETF	(372,975)
Aptus Defined Risk ETF	(18,656,004)
Aptus Drawdown Managed Equity ETF	(875,833)

Total Return Swaps	Average Notional Value
Aptus Deferred Income ETF	$33,371,287
Aptus Enhanced Yield ETF	239,403,625
Aptus International Enhanced Yield ETF	339,414,706
Aptus Large Cap Enhanced Yield ETF	245,914,975
Aptus Large Cap Upside ETF	81,657,469

Due to the absence of a master netting agreement related to the Funds’ participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Funds.
During the ordinary course of business, Aptus Deferred Income ETF, Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, and Aptus Large Cap Upside ETF may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
Liabilities Description/Counterparty				Financial Instruments	Collateral Pledged
Aptus Deferred Income ETF
Total Return Swaps - Goldman Sachs	$1,594,720	$ —	$1,594,720	$1,594,720	$ —	$ —
Aptus Enhanced Yield ETF
Total Return Swaps - Goldman Sachs	$2,996,022	$—	$2,996,022	$2,996,022	$—	$—
Aptus International Enhanced Yield ETF
Total Return Swaps - Goldman Sachs	$4,002,665	$—	$4,002,665	$4,002,665	$—	$—
Aptus Large Cap Enhanced Yield ETF
Total Return Swaps - Goldman Sachs	$3,113,181	$—	$3,113,181	$3,113,181	$—	$—
Aptus Large Cap Upside ETF
Total Return Swaps - Goldman Sachs	$4,804,062	$—	$4,804,062	$4,804,062	$—	$—

NOTE 8 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do

73

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, with the exception of Aptus Large Cap Enhanced Yield ETF which is $500, each payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets.
NOTE 9 – RISKS
Concentration Risk. To the extent that the Funds invest more heavily in particular industries or sectors of the economy, their performance will be especially sensitive to developments that significantly affect those industries or sectors.
Other Investment Companies Risk. The risks of Aptus Defined Risk ETF and Aptus International Enhanced Yield ETF investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objectives.

74

APTUS ETFs
TAX INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the fiscal year/period ended April 30, 2025, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus Collared Investment Opportunity ETF	100.00%
Aptus Deferred Income ETF	N/A
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	29.69%
Aptus Large Cap Enhanced Yield ETF	39.40%
Aptus Large Cap Upside ETF	100.00%
Opus Small Cap Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year/period ended April 30, 2025 was as follows:

Aptus Collared Investment Opportunity ETF	100.00%
Aptus Deferred Income ETF	N/A
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	0.00%
Aptus Large Cap Enhanced Yield ETF	38.30%
Aptus Large Cap Upside ETF	100.00%
Opus Small Cap Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus Collared Investment Opportunity ETF	0.00%
Aptus Deferred Income ETF	N/A
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	0.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	0.00%
Aptus Large Cap Enhanced Yield ETF	0.00%
Aptus Large Cap Upside ETF	0.00%
Opus Small Cap Value ETF	0.00%

75

APTUS ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

76

APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Aptus Deferred Income ETF (DEFR)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Aptus Deferred Income ETF (the “Fund”) for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser or its affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other Fund service providers, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to other series in the Trust. The Board considered such supplemental information alongside the Materials in its evaluation of the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials, the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the Advisory Agreement.
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.
The Board also considered other services to be provided by the Adviser to the Fund, including monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including the portfolio managers’ day-to-day management of the Fund.
Cost of Services to be Provided and Economies of Scale. The Board reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below. The Board then compared the Fund’s expense ratio to its Peer Group and Selected Peer Group (each defined below). The Board noted that the peer group selected by Barrington Partners was comprised of ETFs in the Morningstar Intermediate Core-Plus category as well as certain bond ETFs engaged in short sale activity (the “Peer Group”). In particular, the Board noted that the

77

APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
Fund’s net expense ratio was higher than the net expense ratio of all of the funds included in the Peer Group. The Board also compared the Fund’s proposed expense ratio to that of certain competitor funds identified by the Adviser (the “Selected Peer Group”) with similar investment objectives to the Fund. The Board noted that the Selected Peer Group was comprised primarily of actively managed funds seeking to provide bond exposure; however, the Board also considered that many of the peer funds were mutual funds, not ETFs. The Board also observed that the Fund’s proposed net expense ratio was higher than the net expense ratio of all of the funds included in the Selected Peer Group. The Board then considered the Adviser’s explanation for the Fund’s higher expense ratio, noting the complexity of the Fund’s strategy, the costs associated with the Fund’s total return swap structure, as well as the Fund’s aim to provide higher targeted returns and greater tax efficiency than its peer funds.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.
The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

78

Aptus April Buffer ETF (APRB)
Aptus January Buffer ETF (JANB)
Aptus July Buffer ETF (JULB)
Aptus October Buffer ETF (OCTB)
Semi-Annual Financial Statements and Additional Information
October 31, 2025 (Unaudited)

Aptus April Buffer ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.1%(a)
Call Options - 100.2%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $6.63(b)(c)(d)	$6,684,188	98	$6,590,500
Put Options - 2.9%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $663.04(b)(c)(d)	6,684,188	98	190,708
TOTAL PURCHASED OPTIONS (Cost $6,742,270)			6,781,208
		Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 80.7%
First American Treasury Obligations Fund - Class X, 3.98%(e)(f)		5,303,319	5,303,319
TOTAL MONEY MARKET FUNDS (Cost $5,303,319)			5,303,319
TOTAL INVESTMENTS - 183.8% (Cost $12,045,589)			$12,084,527
Liabilities in Excess of Other Assets - (83.8)%			(5,509,977)
TOTAL NET ASSETS - 100.0%			$6,574,550

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

1

Aptus April Buffer ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.6)%
Call Options - (2.7)%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $709.98(a)(b)	$(6,684,188)	(98)	$(180,222)
Put Options - (0.9)%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $563.58(a)(b)	(6,684,188)	(98)	(56,840)
TOTAL WRITTEN OPTIONS (Premiums received $218,856)			$(237,062)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

Aptus January Buffer ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 97.5%(a)
Call Options - 96.1%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $6.63(b)(c)(d)	$1,227,708	18	$1,212,587
Put Options - 1.4%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $663.04(b)(c)(d)	1,227,708	18	18,160
TOTAL PURCHASED OPTIONS (Cost $1,208,696)			1,230,747
TOTAL INVESTMENTS - 97.5% (Cost $1,208,696)			$1,230,747
Other Assets in Excess of Liabilities - 2.5%			31,150
TOTAL NET ASSETS - 100.0%			$1,261,897

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

3

Aptus January Buffer ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Call Options - (2.3)%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $686.64(a)(b)	$(1,227,708)	(18)	$(28,465)
Put Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $563.58(a)(b)	(1,227,708)	(18)	(2,731)
TOTAL WRITTEN OPTIONS (Premiums received $21,118)			$(31,196)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

Aptus July Buffer ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.0%(a)
Call Options - 100.1%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $6.63(b)(c)(d)	$11,322,196	166	$11,147,730
Put Options - 3.9%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $663.04(b)(c)(d)	11,322,196	166	440,066
TOTAL PURCHASED OPTIONS (Cost $11,530,660)			11,587,796
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 88.5%
First American Treasury Obligations Fund - Class X, 3.98%(e)(f)		9,856,743	9,856,743
TOTAL MONEY MARKET FUNDS (Cost $9,856,743)			9,856,743
TOTAL INVESTMENTS - 192.5% (Cost $21,387,403)			$21,444,539
Liabilities in Excess of Other Assets - (92.5)%			(10,306,615)
TOTAL NET ASSETS - 100.0%			$11,137,924

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

5

Aptus July Buffer ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.4)%
Call Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $732.20(a)(b)	$(11,322,196)	(166)	$(322,538)
Put Options - (1.5)%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $563.58(a)(b)	(11,322,196)	(166)	(168,158)
TOTAL WRITTEN OPTIONS (Premiums received $463,748)			$(490,696)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

Aptus October Buffer ETF
Schedule of Investments
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.6%(a)
Call Options - 99.8%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $6.63(b)(c)(d)	$10,026,282	147	$9,848,265
Put Options - 4.8%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $663.04(b)(c)(d)	10,026,282	147	473,781
TOTAL PURCHASED OPTIONS (Cost $10,293,900)			10,322,046
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 82.1%
First American Treasury Obligations Fund - Class X, 3.98%(e)(f)		8,102,730	8,102,730
TOTAL MONEY MARKET FUNDS (Cost $8,102,730)			8,102,730
TOTAL INVESTMENTS - 186.7% (Cost $18,396,630)			$18,424,776
Liabilities in Excess of Other Assets - (86.7)%			(8,555,225)
TOTAL NET ASSETS - 100.0%			$9,869,551

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

7

Aptus October Buffer ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.0)%
Call Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $754.21(a)(b)	$(10,026,282)	(147)	$(290,766)
Put Options - (2.1)%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $563.58(a)(b)	(10,026,282)	(147)	(204,624)
TOTAL WRITTEN OPTIONS (Premiums received $477,517)			$(495,390)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

APTUS Buffer ETFs
Statements of Assets and Liabilities
October 31, 2025 (Unaudited)

	Aptus April Buffer ETF	Aptus January Buffer ETF	Aptus July Buffer ETF	Aptus October Buffer ETF
ASSETS:
Investments, at value	$12,084,527	$1,230,747	$21,444,539	$18,424,776
Deposit at broker for option contracts	62,339	62,393	—	—
Receivable for investments sold	2,415	—	2,952	26,931
Dividends receivable	576	—	1,070	879
Interest receivable	99	99	99	—
Receivable for fund shares sold	—	—	—	506,098
Total assets	12,149,956	1,293,239	21,448,660	18,958,684
LIABILITIES:
Written option contracts, at value	237,062	31,196	490,696	495,390
Due to broker	5,268,998	—	9,750,084	8,031,808
Payable for investments purchased	69,200	—	69,810	561,773
Payable to adviser	146	146	146	162
Total liabilities	5,575,406	31,342	10,310,736	9,089,133
NET ASSETS	$6,574,550	$1,261,897	$11,137,924	$9,869,551
Net Assets Consists of:
Paid-in capital	$6,553,319	$1,250,000	$11,106,743	$9,858,828
Total distributable earnings (accumulated deficit)	21,231	11,897	31,181	10,723
Total net assets	$6,574,550	$1,261,897	$11,137,924	$9,869,551
Net assets	$6,574,550	$1,261,897	$11,137,924	$9,869,551
Shares issued and outstanding(a)	260,000	50,000	440,000	390,000
Net asset value per share	$25.29	$25.24	$25.31	$25.31
Cost:
Investments, at cost	$12,045,589	$1,208,696	$21,387,403	$18,396,630
Proceeds:
Written options premium received	$218,856	$21,118	$463,748	$477,517

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

9

APTUS Buffer ETFs
Statements of Operations
For the Period Ended October 31, 2025 (Unaudited)

	Aptus April Buffer ETF(a)	Aptus January Buffer ETF(a)	Aptus July Buffer ETF(a)	Aptus October Buffer ETF(a)
INVESTMENT INCOME:
Dividend income	$576	$—	$1,070	$879
Interest income	69	70	69	—
Total investment income	645	70	1,139	879
EXPENSES:
Investment advisory fee	146	146	146	162
Interest expense	—	—	—	267
Total expenses	146	146	146	429
Net investment income/(loss)	499	(76)	993	450
UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on:
Investments	38,938	22,051	57,136	28,146
Written option contracts	(18,206)	(10,078)	(26,948)	(17,873)
Net change in unrealized appreciation (depreciation)	20,732	11,973	30,188	10,273
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,231	$11,897	$31,181	$10,723

(a)	Inception date of the Fund was October 13, 2025.
The accompanying notes are an integral part of these financial statements.

10

APTUS Buffer ETFS
Statements of Changes in Net Assets

	Aptus April Buffer ETF	Aptus January Buffer ETF	Aptus July Buffer ETF	Aptus October Buffer ETF
	Period Ended October 31, 2025 (Unaudited)(a)	Period Ended October 31, 2025 (Unaudited)(a)	Period Ended October 31, 2025 (Unaudited)(a)	Period Ended October 31, 2025 (Unaudited)(a)
OPERATIONS:
Net investment income (loss)	$499	$(76)	$993	$450
Net change in unrealized appreciation (depreciation)	20,732	11,973	30,188	10,273
Net increase (decrease) in net assets from operations	21,231	11,897	31,181	10,723
CAPITAL TRANSACTIONS:
Shares sold	6,553,319	1,250,000	11,106,743	9,858,828
Net increase (decrease) in net assets from capital transactions	6,553,319	1,250,000	11,106,743	9,858,828
NET INCREASE (DECREASE) IN NET ASSETS	6,574,550	1,261,897	11,137,924	9,869,551
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 6,574,550	$1,261,897	$11,137,924	$9,869,551
SHARES TRANSACTIONS
Shares sold	260,000	50,000	440,000	390,000
Total increase (decrease) in shares outstanding	260,000	50,000	440,000	390,000

(a)	Inception date of the Fund was October 13, 2025.
The accompanying notes are an integral part of these financial statements.

11

Aptus April Buffer ETF
Financial Highlights

Period Ended October 31, 2025 (Unaudited)(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	0.28
Total from investment operations	0.29
Net asset value, end of period	$25.29
TOTAL RETURN(d)	1.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,575
Ratio of expenses to average net assets(e)	0.25%
Ratio of net investment income (loss) to average net assets(e)	0.85%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

Aptus January Buffer ETF
Financial Highlights

Period Ended October 31, 2025 (Unaudited)(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	0.24
Total from investment operations	0.24
Net asset value, end of period	$25.24
TOTAL RETURN(e)	0.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,262
Ratio of expenses to average net assets(f)	0.25%
Ratio of net investment income (loss) to average net assets(f)	(0.13)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

Aptus July Buffer ETF
Financial Highlights

Period Ended October 31, 2025 (Unaudited)(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments(c)	0.29
Total from investment operations	0.31
Net asset value, end of period	$25.31
TOTAL RETURN(d)	1.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,138
Ratio of expenses to average net assets(e)	0.25%
Ratio of net investment income (loss) to average net assets(e)	1.70%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

Aptus October Buffer ETF
Financial Highlights

Period Ended October 31, 2025 (Unaudited)(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	0.30
Total from investment operations	0.31
Net asset value, end of period	$25.31
TOTAL RETURN(d)	1.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,870
Ratio of expenses to average net assets(e)	0.25%
Ratio of net investment income (loss) to average net assets(e)	0.69%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

APTUS Buffer ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Aptus April Buffer ETF, Aptus January Buffer ETF, Aptus July Buffer ETF, and Aptus October Buffer ETF are each a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
The investment objective of the Funds is to seek to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, before fees and expenses, while providing a Buffer against a predetermined percentage, before fees and expenses, of Underlying ETF losses over typically a twelve-month period. The Funds commenced operations on October 13, 2025.
The end of the reporting period for the Funds is October 31, 2025. The current fiscal period is the period from October 13, 2025 (inception date) through October 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
FLexible EXchange Options (“FLEX Options”) will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotation.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

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APTUS Buffer ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Aptus April Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$6,781,208	$—	$—	$6,781,208
Money Market Funds	5,303,319	—	—	5,303,319
Total Investments	$12,084,527	$—	$—	$12,084,527
Liabilities:
Investments:
Written Options	$(237,062)	$—	$—	$(237,062)
Total Investments	$(237,062)	$—	$—	$(237,062)

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APTUS Buffer ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
Aptus January Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,230,747	$—	$1,230,747
Total Investments	$—	$1,230,747	$—	$1,230,747
Liabilities:
Investments:
Written Options	$—	$(31,196)	$—	$(31,196)
Total Investments	$—	$(31,196)	$—	$(31,196)

Aptus July Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$11,587,796	$—	$—	$11,587,796
Money Market Funds	9,856,743	—	—	9,856,743
Total Investments	$21,444,539	$—	$—	$21,444,539
Liabilities:
Investments:
Written Options	$(490,696)	$—	$—	$(490,696)
Total Investments	$(490,696)	$—	$—	$(490,696)

Aptus October Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$10,322,046	$—	$—	$10,322,046
Money Market Funds	8,102,730	—	—	8,102,730
Total Investments	$18,424,776	$—	$—	$18,424,776
Liabilities:
Investments:
Written Options	$(495,390)	$—	$—	$(495,390)
Total Investments	$(495,390)	$—	$—	$(495,390)

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total

18

APTUS Buffer ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid at least annually. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
New Accounting Pronouncements. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by a committee of certain individuals on the Investment and Operations Teams of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by

19

APTUS Buffer ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.
I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the Funds pay the Adviser a unified management fee which is calculated daily and paid monthly, at an annual rate of 0.25% based on each Fund’s average daily net assets:
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, there were no purchases and sales of securities by the Funds, excluding short-term securities, derivatives, and in-kind transactions.
There were no purchases or sales of U.S. Government securities in the Funds during the current fiscal period.
During the current fiscal period, there we no in-kind transactions associated with creations and redemptions.
NOTE 5 – INCOME TAX INFORMATION
The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.
The Funds invest primarily in FLEX Options. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles and expiration dates, while achieving price discovery in competitive, transparent auctions

20

APTUS Buffer ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
markets and avoiding the counterparty exposure of the over-the-counter option positions. The Funds FLEX Option holdings will be European-style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Funds intend to structure the FLEX Options so that any amount owed by the Funds on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Funds. The Funds receive premiums in exchange for the written FLEX Options and pay premiums in exchange for the purchased FLEX Options.
When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.
A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.
When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for option contracts. Broker interest received and paid by the Funds, if any, is included as interest income and expense, respectively, in the Statements of Operations.
The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is as follows:

Fund	Derivatives Investment Type	Asset Derivatives
		Statement of Assets and Liabilities Location	Value
Aptus April Buffer ETF	Equity Contracts - Purchased Options	Investments, at value	$6,781,208
Aptus January Buffer ETF	Equity Contracts - Purchased Options	Investments, at value	1,230,747
Aptus July Buffer ETF	Equity Contracts - Purchased Options	Investments, at value	11,587,796
Aptus October Buffer ETF	Equity Contracts - Purchased Options	Investments, at value	10,322,046

21

APTUS Buffer ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)

Fund	Derivatives Investment Type	Liability Derivatives
		Statement of Assets and Liabilities Location	Value
Aptus April Buffer ETF	Equity Contracts - Written Options	Written option contracts, at value	$(237,062)
Aptus January Buffer ETF	Equity Contracts - Written Options	Written option contracts, at value	(31,196)
Aptus July Buffer ETF	Equity Contracts - Written Options	Written option contracts, at value	(490,696)
Aptus October Buffer ETF	Equity Contracts - Written Options	Written option contracts, at value	(495,390)

The effect of derivative instruments on the Statements of Operations for the current fiscal period were as follows:

Fund	Derivatives Investment Type	Change in Unrealized Appreciation (Depreciation)
Aptus April Buffer ETF	Equity Contracts - Purchased Options	$38,938*
Aptus April Buffer ETF	Equity Contracts - Written Options	(18,206)
Aptus January Buffer ETF	Equity Contracts - Purchased Options	22,051*
Aptus January Buffer ETF	Equity Contracts - Written Options	(10,078)
Aptus July Buffer ETF	Equity Contracts - Purchased Options	57,136*
Aptus July Buffer ETF	Equity Contracts - Written Options	(26,948)
Aptus October Buffer ETF	Equity Contracts - Purchased Options	28,146*
Aptus October Buffer ETF	Equity Contracts - Written Options	(17,873)

*	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.
The average monthly value of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus April Buffer ETF	$6,781,208
Aptus January Buffer ETF	1,230,747
Aptus July Buffer ETF	11,587,796
Aptus October Buffer ETF	10,322,046

Written Options
Aptus April Buffer ETF	$(237,062)
Aptus January Buffer ETF	(31,196)
Aptus July Buffer ETF	(490,696)
Aptus October Buffer ETF	(495,390)

All of the FLEX Options held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply. Due to the absence of a master netting agreement related to the Funds’ participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Funds.
NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are

22

APTUS Buffer ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025 (Unaudited)(Continued)
unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300 payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets.
NOTE 8 – RISKS
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the share price performance of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.
Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period.
Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the share price performance of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in share price to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
Sector Risk. To the extent the Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Underlying ETF may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund, which invests substantially in FLEX Options that reference the market price of the Underlying ETF, could be negatively impacted by events affecting this sector.

23

APTUS Buffer ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

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APTUS Buffer ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Aptus January Buffer ETF (JANB)
Aptus April Buffer ETF (APRB)
Aptus July Buffer ETF (JULB)
Aptus October Buffer ETF (OCTB)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 8-9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the investment advisory agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of Aptus January Buffer ETF, Aptus April Buffer ETF, Aptus July Buffer ETF, and Aptus October Buffer ETF (each, a “Fund” and, collectively, the “Funds”) for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided to each Fund by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to each Fund; (iii) comparative fee and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as each Fund grows and whether the advisory fee for such Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser and its affiliates that may result from services to be rendered to the Funds; and (vi) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to other series of the Trust. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be approved. Additionally, Adviser representatives provided an oral overview of each Fund’s strategy, the services to be provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials, the Adviser’s oral presentation, and any other relevant information received by the Board at or prior to the Meeting, including the Adviser’s presentation, with respect to the Funds, at a quarterly meeting of the Board on January 17-18, 2024. After further discussion, the Board deliberated, in light of this information, on the approval of the Advisory Agreement.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Funds. The Board also noted that the Adviser will monitor the Funds’ adherence to their investment restrictions, the Funds’ compliance with their policies and procedures and applicable securities regulations, as well as the extent to which each Fund achieves its investment objective as an actively managed fund. In addition, the Board considered its previous experience with the Adviser providing investment management services to other series of the Trust.
In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Funds.
Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory

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APTUS Buffer ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
Agreement. The Board also considered that the Funds are actively managed. Consequently, with respect to each Fund’s future performance, the Board will focus on the Adviser’s services, including its day-to-day management of the Funds.
Cost of Services to be Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board compared each Fund’s net expense ratio to those of a peer group of ETFs selected by Barrington Partners (each, a “Peer Group”) and a peer group of competitor ETFs selected by the Adviser (each, a “Selected Peer Group”). The Board noted that each Fund’s Peer Group was comprised of ETFs tied to the performance of the S&P 500® Index and each sought to provide buffer protection against losses of 15% or more. The Board further noted, however, that the ETFs included in each Peer Group differed from the Funds in various ways, such as by providing different levels of protection against losses, upside caps, and/or investment periods. In addition, the Board considered that all of the funds included in the Selected Peer Groups were actively managed ETFs that employ options strategies to provide exposure to the S&P 500® Index with a downside buffer that caps some market upside. The Board then observed that each Fund had the lowest net expense ratio among all of the funds included in both its Peer Group and Selected Peer Group.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning each Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses (“AFFE”), extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Funds at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Funds had not yet commenced operations and, consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Funds’ expenses and the structure of each Fund’s advisory fee with respect to potential economies of scale. The Board noted that each Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that each Fund’s fee structure is a unified fee. The Board concluded that the unified fee structure reflects a sharing of economies of scale between the Adviser and each Fund based on the Fund’s expected asset level growth during its initial two-year period. The Board also noted its intention to monitor fees as the Funds grow in size and assess whether advisory fee breakpoints may be warranted.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/8/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/8/2026

* Print the name and title of each signing officer under his or her signature.